Filed with the U.S. Securities and Exchange Commission on June 17, 2025

Securities Act File No. 002-17226
Investment Company Act File No. 811-00994

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 129	[x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 91	[x]

(Check appropriate box or boxes)

RMB INVESTORS TRUST
One North Wacker Drive, Suite 3500
Chicago, Illinois 60606
(Address of Principal Executive Offices)

Registrant’s Telephone Number; including Area Code: (800) 462-2392

Christopher Graff
One North Wacker Drive, Suite 3500
Chicago, Illinois 60606
(Name and Address of Agent for Service of Process)
Copies of Communications to:

Joseph M. Mannon
Vedder Price
222 North LaSalle Street
Chicago, Illinois 60601
It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[x]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

    [ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 129 to the Registration Statement of RMB Investors Trust (the “Trust”) is being filed for the purpose of adding two new series to the Trust: RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Municipal Fund.

SUBJECT TO COMPLETION
Dated: June 17, 2025

[ ]. 2025

Prospectus

RMB INVESTORS TRUST

RMB Quality Intermediate Core Fund
[ ](Investor class)

[ ] (Class I)

RMB Quality Intermediate Tax-Exempt Municipal Fund
[ ](Investor class)

[ ](Class I)

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these shares or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

RMB FUNDS

Each of the funds has its own risk profile, so be sure to read this Prospectus carefully before investing in any of the funds.
Mutual funds are not bank accounts and are neither insured nor guaranteed by the FDIC or any other government agency. An investment in any mutual fund entails the risk of losing money.

Fund Summaries

RMB Quality Intermediate Core Fund
INVESTMENT OBJECTIVE: The RMB Quality Intermediate Core Fund (the “Quality Intermediate Core Fund” or the “Fund”) seeks current income consistent with the maintenance of principal and liquidity.
There can be no assurance that the Fund will be successful in achieving its investment objective.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Fee Table

	Investor Class	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum front-end sales charge on purchases (load) (as a % of offering price)	N/A	N/A
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	[ ]%	[ ]%
Distribution and Shareholder Service (12b-1) fees	[0.25]	N/A
Other expenses(1)	[ ]	[ ]
Total Annual Fund Operating Expenses	[ ]%	[ ]%
(1) Other expenses are based on estimated amounts for the Fund’s current fiscal year. ‘
Example

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The first Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$[ ]	$[ ]

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s

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investment adviser considers to be of comparable quality. Fixed income securities in which the Fund will invest include U.S. government debt, U.S. government agency debt, taxable municipal bonds, corporate debt, non-corporate debt (including sovereign, supranational, foreign agency, or other government debt), and mortgage and asset backed securities. The Fund will primarily invest in U.S. dollar denominated securities. The investment adviser intends to maintain in the Fund a minimum average overall portfolio quality rating of A3 by Moody’s and/or A- by Standard & Poor’s.

In managing the Fund’s portfolio, the investment adviser seeks to generally capture the risk attributes of the Bloomberg Intermediate U.S. Government/Credit A+ Index (the “Bloomberg Benchmark”), including effective duration, duration distribution, quality, and structure, while attempting to add relative value through sector allocation, yield curve positioning, security selection, and optimal trade execution. The investment adviser will seek to manage the Fund’s portfolio weighted average effective duration typically within +/- 20% of the effective duration of the Bloomberg Benchmark. Under certain market conditions, the Fund’s portfolio may have a longer or shorter weighted average effective duration. The Fund will typically invest in fixed income securities with short to intermediate maturities. From time to time, the Fund’s investments may be focused on issuers in the banking industry and or the industrials sector. The Fund may invest in other investment companies, such as mutual funds and exchange-traded funds.

PRINCIPAL RISKS
As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund’s share price fluctuates, which means you could lose money by investing in the Fund. The Fund is not a complete investment program and should be considered only as part of an investment portfolio. The principal risks of investing in the Fund are summarized below:
•Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular asset class, sector, sub-sector, or group of industries to which the Fund is exposed, such as bond market stress and volatility, or labor shortages, increased production costs and competitive conditions within a sector or industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
•Fixed Income Securities Risk. Fixed income securities are subject to the risk that the issuer may not make principal and/or interest payments when they are due. Fixed income securities may be subject to credit, interest rate, call or prepayment, and extension risks which are more fully described below.
•Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular fixed income security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate. Valuations can be affected by changing levels of credit spreads over the comparable U.S. Treasury risk-free rates. Changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to fluctuate.
•Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases.
•Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its higher yielding bonds before their maturity dates and the Fund may have to replace them with securities having a lower yield. This will reduce the Fund’s yield.

2 THE FUNDS

•Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen, their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall.
•Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds. Individual fixed income securities selected by the adviser may decline in value or not increase in value, even when the bond market in general is rising.
•U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. There is a risk that the U.S. Government fails to pay interest or principal on U.S. Government obligations and such failure, or a perceived likelihood of such failure, will negatively impact the value and credit rating of U.S. Government obligations.
•Inflation Risk. Inflation presents the risk that the present value of income from investments will be less in the future because inflation decreases the value of money.
•Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to various risks, including interest rate risk, prepayment or call risk when interest rates fall, extension risk when interest rates rise, and default risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of these fixed income securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.
•Forward Commitment, When-Issued, and Delayed Delivery Risk. Such transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and subject the Fund to counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
•TBA Transactions Risk. There is a risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities.
•Liquidity Risk. Certain fixed income securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
•Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
•Banking Industry Risk. The Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were less focused on the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Further, the Fund may be subject to “bail-in” risk whereby the financial institution's liabilities that are held by the Fund could be written down, eliminated or converted into equity or an alternative instrument of ownership.

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•Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.
•Unrated Bond Risk. Unrated bonds determined by the investment adviser to be of comparable quality to rated bonds that the Fund may otherwise purchase may pay a higher interest rate than the rated bonds, but they are subject to a greater risk of illiquidity and price changes because less public information is typically available regarding unrated bonds or issuers compared to rated bonds or issuers.
•Defaulted/Distressed Securities Risk. Although the Fund invests in investment grade rated securities, a security rated investment grade, could experience a downgrade and become distressed or default. Distressed securities may not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.
•Municipal Securities Risk. The municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.
•Other Investment Companies Risk. In addition to the Fund’s fees and expenses, you will indirectly bear the fees and expenses charged by underlying investment companies in which the Fund invests through reduced performance.
•Valuation Risk. The fixed income securities held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the investment adviser using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s fixed income securities are actually bought and sold. The prices of the Fund’s fixed income securities may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price
•New Fund Risk. The Fund is new and has a limited operating history. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies.
PERFORMANCE INFORMATION

Performance information for the Fund is not included because the Fund has not yet commenced operations. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.

4 THE FUNDS

ADVISER
The Fund is advised by Curi RMB Capital, LLC (the “Adviser”).

Portfolio Managers
Jeffrey L. Bryden, CFA, Jonathan G. Rigano, CFA, Rebecca S. Fisher, and Patrick N. Thiel are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Bryden is a Partner, Director of Fixed Income and Portfolio Manager of the Adviser and has served as a portfolio manager of the Fund since its inception. Mr. Rigano is a Partner and Portfolio Manager of the Adviser and has served as a portfolio manager of the Fund since its inception. Ms. Fisher is a Fixed Income Analyst of the Adviser and has served as a portfolio manager of the Fund since its inception. Mr. Thiel is a Fixed Income Analyst of the Adviser and has served as a portfolio manager of the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
You may purchase or redeem Fund shares on any day that the Fund is open for business by sending a written request by mail (RMB Investors Trust, c/o BNY Mellon Asset Servicing, P.O. Box 534464, Pittsburgh, Pennsylvania 15253-4464), by telephone (BNY Mellon Asset Servicing, 1-800-462-2392), or through certain financial intermediaries.
The table below sets forth the minimum initial and subsequent purchase amounts required for each share class and certain types of shareholder accounts.

	Minimum Initial Investment		Minimum Subsequent Investment*
	Investor Class [(not available for purchase)]	Class I	Investor Class [(not available for purchase)]	Class I
Regular Account	$2,500	$100,000	$500	$25,000
Automatic Investment Program, IRA and minor custodial account	$2,500	$2,500	$500	$500
For additional information about purchase and sale of Fund shares, please turn to “How to Buy Shares” and "How to Exchange and Redeem Shares" in this Prospectus.

TAX INFORMATION
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RMB Quality Intermediate Tax-Exempt Municipal Fund

INVESTMENT OBJECTIVE: The RMB Quality Intermediate Tax-Exempt Municipal Fund (the “Quality Intermediate Tax-Exempt Municipal Fund” or the “Fund”) seeks current income exempt from federal income tax.
There can be no assurance that the Fund will be successful in achieving its investment objective.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Fee Table

	Investor Class	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum front-end sales charge on purchases (load) (as a % of offering price)	N/A	N/A
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	[ ]%	[ ]%
Distribution and Shareholder Service (12b-1) fees	[0.25]	N/A
Other expenses(1)	[ ]	[ ]
Total Annual Fund Operating Expenses	[ ]%	[ ]%
(1) Other expenses are based on estimated amounts for the Fund’s current fiscal year.

Example
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The first Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$[ ]	$[ ]

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in securities that pay interest that is exempt from federal income tax. The Fund also invests, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s investment adviser considers to be of comparable quality. The Fund will primarily invest in U.S. dollar denominated securities. Federally tax-exempt municipal bonds in which the Fund will invest include general obligation issues, essential service revenue issues, and

6 THE FUNDS

pre-refunded issues. Additionally, the investment adviser seeks to invest in other issuer funding sources that have historically demonstrated lower degrees of credit volatility and payment records with higher degrees of market confidence. The investment adviser intends to maintain in the Fund a minimum average overall portfolio quality rating of Aa3 by Moody’s and/or AA- by Standard & Poor’s.

In managing the Fund’s portfolio, the investment adviser seeks to generally capture the risk attributes of the ICE BofA 1‑12 Year AAA-AA Index (the “ICE BofA Benchmark”), including effective duration, duration distribution, quality, and structure, while attempting to add relative value through sector allocation, yield curve positioning, security selection, and optimal trade execution. The investment adviser will seek to manage the Fund’s portfolio weighted average effective duration typically within +/- 20% of the effective duration of the ICE BofA Benchmark. Under certain market conditions, the Fund’s portfolio may have a longer or shorter weighted average effective duration. The Fund will typically invest in fixed income securities with short to intermediate maturities. The Fund may invest in other investment companies, such as mutual funds and exchange-traded funds.

PRINCIPAL RISKS
As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund’s share price fluctuates, which means you could lose money by investing in the Fund. The Fund is not a complete investment program and should be considered only as part of an investment portfolio. The principal risks of investing in the Fund are summarized below:
•Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular asset class, sector, sub-sector, or group of industries to which the Fund is exposed, such as bond market stress and volatility, or labor shortages, increased production costs and competitive conditions within a sector or industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
•Fixed Income Securities Risk. Fixed income securities are subject to the risk that the issuer may not make principal and/or interest payments when they are due. Fixed income securities may be subject to credit, interest rate, call or prepayment, and extension risks which are more fully described below.
•Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular fixed income security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate. Valuations can be affected by changing levels of credit spreads over the comparable U.S. Treasury risk-free rates. Changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to fluctuate.
•Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases.
•Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its higher yielding bonds before their maturity dates and the Fund may have to replace them with securities having a lower yield. This will reduce the Fund’s yield.
•Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen, their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall.

THE FUNDS 7

•Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds. Individual fixed income securities selected by the adviser may decline in value or not increase in value, even when the bond market in general is rising.
•Municipal Securities Risk. The municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.
•Tax Risk. Income from municipal securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or noncompliant conduct of a municipal security issuer or other party.
•Inflation Risk. Inflation presents the risk that the present value of income from investments will be less in the future because inflation decreases the value of money.
•Defaulted/Distressed Securities Risk. Although the Fund invests in investment grade rated securities, a security rated investment grade, could experience a downgrade and become distressed or default. Distressed securities may not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.
•Forward Commitment, When-Issued, and Delayed Delivery Risk. Such transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and subject the Fund to counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
•TBA Transactions Risk. There is a risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities.
•Liquidity Risk. Certain fixed income securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The investment adviser may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
•Unrated Bond Risk. Unrated bonds determined by the investment adviser to be of comparable quality to rated bonds that the Fund may otherwise purchase may pay a higher interest rate than the rated bonds, but they are subject to a greater risk of illiquidity and price changes because less public information is typically available regarding unrated bonds or issuers compared to rated bonds or issuers.
•Other Investment Companies Risk. In addition to the Fund’s fees and expenses, you will indirectly bear the fees and expenses charged by underlying investment companies in which the Fund invests through reduced performance.
•Valuation Risk. The fixed income securities held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the investment adviser using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s fixed income securities are actually bought and sold. The prices of the Fund’s fixed income securities may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
•New Fund Risk. The Fund is new and has a limited operating history. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

8 THE FUNDS

PERFORMANCE INFORMATION
Performance information for the Fund is not included because the Fund has not commenced operations. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.

ADVISER
The Fund is advised by Curi RMB Capital, LLC (the “Adviser”).

Portfolio Managers
Jeffrey L. Bryden, CFA, Jonathan G. Rigano, CFA, Rebecca S. Fisher, and Patrick N. Thiel are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Bryden is a Partner, Director of Fixed Income and Portfolio Manager of the Adviser and has served as a portfolio manager of the Fund since its inception. Mr. Rigano is a Partner and Portfolio Manager of the Adviser and has served as a portfolio manager of the Fund since its inception. Ms. Fisher is a Fixed Income Analyst of the Adviser and has served as a portfolio manager of the Fund since its inception. Mr. Thiel is a Fixed Income Analyst of the Adviser and has served as a portfolio manager of the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
You may purchase or redeem Fund shares on any day that the Fund is open for business by sending a written request by mail (RMB Investors Trust, c/o BNY Mellon Asset Servicing, P.O. Box 534464, Pittsburgh, Pennsylvania 15253-4464), by telephone (BNY Mellon Asset Servicing, 1-800-462-2392), or through certain financial intermediaries.
The table below sets forth the minimum initial and subsequent purchase amounts required for each share class and certain types of shareholder accounts.

	Minimum Initial Investment		Minimum Subsequent Investment*
	Investor Class [(not available for purchase)]	Class I	Investor Class [(not available for purchase)]	Class I
Regular Account	$2,500	$100,000	$500	$25,000
Automatic Investment Program, IRA and minor custodial account	$2,500	$2,500	$500	$500
For additional information about purchase and sale of Fund shares, please turn to “How to Buy Shares” and "How to Exchange and Redeem Shares" in this Prospectus.

TAX INFORMATION
The Fund intends to make interest income distributions that are exempt from federal income tax. However, a portion of these distributions may be subject to federal, state and local taxes. The Fund may also make distributions of capital gains that are taxable to you.

FINANCIAL INTERMEDIARY COMPENSATION
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE FUNDS 9

Additional Information About the Funds’ Investments
RMB Investors Trust (the “Trust”), located at One North Wacker Drive, Suite 3500, Chicago, Illinois 60606, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of seven series, each of which is a separate portfolio of investments with its own investment objective. This prospectus relates to two of the Trust’s series, the RMB Quality Intermediate Core Fund and the RMB Quality Intermediate Tax-Exempt Municipal Fund. Information regarding the other series of the Trust is set forth in a different prospectus.

Information relating to the Quality Intermediate Core Fund and the Quality Intermediate Tax-Exempt Municipal Fund (collectively, the “Funds”) in this section includes additional information beyond that provided in the “Fund Summaries” section. You should be aware that each Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information. For a copy of the statement of additional information, call 1-800-462-2392 or visit the Funds’ website at https://rmbfunds.com/documents.

INVESTMENT OBJECTIVES
The investment objective of the Quality Intermediate Core Fund is to seek current income consistent with the maintenance of principal and liquidity. The investment objective of the Quality Intermediate Core Fund may be changed without shareholder approval, upon 60 days’ notice to shareholders.

The investment objective of the Quality Intermediate Tax-Exempt Municipal Fund is to seek current income exempt from federal income tax. The investment objective of the Quality Intermediate Tax-Exempt Municipal Fund may not be changed without shareholder approval.

There can be no assurance that a Fund will be successful in achieving its investment objective.

80% INVESTMENT POLICIES
The Quality Intermediate Core Fund has adopted an investment policy pursuant to which the Fund, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a NRSRO or, if a security is unrated, that the Adviser considers to be of comparable quality. This policy of the Quality Intermediate Core Fund is non-fundamental and may be changed without shareholder approval upon 60 days’ notice to shareholders.

The Quality Intermediate Tax-Exempt Municipal Fund has adopted an investment policy pursuant to which the Fund, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities that pay interest that is exempt from federal income tax. This policy of the Quality Intermediate Tax-Exempt Municipal Fund is a fundamental policy and may only be changed upon shareholder approval. The Quality Intermediate Tax-Exempt Municipal Fund has also adopted an investment policy pursuant to which the Fund, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a NRSRO or, if a security is unrated, that the Adviser considers to be of comparable quality. This policy of the Quality Intermediate Tax-Exempt Municipal Fund is non-fundamental and may be changed without shareholder approval upon 60 days’ notice to shareholders.

The Funds will consider both direct investments and indirect investments (e.g., investments in other investment companies, derivatives and synthetic instruments with economic characteristics similar to the direct investments that meet the Name Policy) when determining compliance with the 80% policies described above. For these purposes, a Fund will value eligible derivatives at fair value or market value instead of notional value.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

Quality Intermediate Core Fund
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a NRSRO or, if a security is unrated, that the Adviser considers to be of comparable quality. Fixed income securities in which the Fund will invest include U.S. government debt, U.S. government agency debt, taxable municipal bonds, corporate debt, non-corporate debt (including sovereign, supranational, foreign agency, or other government debt), and mortgage and asset

10 ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

backed securities. The Fund will primarily invest in U.S. dollar denominated securities. The Adviser intends to maintain in the Fund a minimum average overall portfolio quality rating of A3 by Moody’s and/or A- by Standard & Poor’s.

In managing the Fund’s portfolio, the Adviser seeks to generally capture the risk attributes of the Bloomberg Intermediate U.S. Government/Credit A+ Index (the “Bloomberg Benchmark”), including effective duration, duration distribution, quality, and structure, while attempting to add relative value through sector allocation, yield curve positioning, security selection, and optimal trade execution. The Adviser will seek to manage the Fund’s portfolio weighted average effective duration typically within +/- 20% of the effective duration of the Bloomberg Benchmark. Under certain market conditions, the Fund’s portfolio may have a longer or shorter weighted average effective duration. The Fund will typically invest in fixed income securities with short to intermediate maturities. From time to time, the Fund’s investments may be focused on issuers in the banking industry and or the industrials sector. The Fund may invest in other investment companies, such as mutual funds and exchange-traded funds

The collective team experience of the Adviser’s portfolio managers, together with analytical modeling techniques, are combined to create an optimal portfolio. The Adviser’s approach is to structure and manage the risk/return attributes of the Fund’s portfolio relative to the Bloomberg Benchmark. The portfolio is designed and developed using current, real-time, market-based inputs that assist in identifying the best relative value in the marketplace. Security and sector allocations are varied and based upon risk/return attributes together with market opportunities and inefficiencies. Portfolio construction focuses on individual security selections and the related impact on total portfolio results. The Fund’s portfolio is constructed using a stratified sampling technique and market-based simulations to forecast expected returns relative to Bloomberg Benchmark returns.

Quality Intermediate Tax-Exempt Municipal Fund
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in securities that pay interest that is exempt from federal income tax. The Fund also invests, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a NRSRO or, if a security is unrated, that the Adviser considers to be of comparable quality. The Fund will primarily invest in U.S. dollar denominated securities. Federally tax-exempt municipal bonds in which the Fund will invest include general obligation issues, essential service revenue issues, and pre-refunded issues. Additionally, the Adviser seeks to invest in other issuer funding sources that have historically demonstrated lower degrees of credit volatility and payment records with higher degrees of market confidence. The Adviser intends to maintain in the Fund a minimum average overall portfolio quality rating of Aa3 by Moody’s and/or AA- by Standard & Poor’s.

In managing the Fund’s portfolio, the Adviser seeks to generally capture the risk attributes of the ICE BofA 1 12 Year AAA-AA Index (the “ICE BofA Benchmark”), including effective duration, duration distribution, quality, and structure, while attempting to add relative value through sector allocation, yield curve positioning, security selection, and optimal trade execution. The Adviser will seek to manage the Fund’s portfolio weighted average effective duration typically within +/- 20% of the effective duration of the ICE BofA Benchmark. Under certain market conditions, the Fund’s portfolio may have a longer or shorter weighted average effective duration. The Fund will typically invest in fixed income securities with short to intermediate maturities. The Fund may invest in other investment companies, such as mutual funds and exchange-traded funds.

The collective team experience of the Adviser’s portfolio managers, together with analytical modeling techniques, are combined to create an optimal portfolio. The Adviser’s approach is to structure and manage the risk/return attributes of the Fund’s portfolio relative to the ICE BofA Benchmark. The portfolio is designed and developed using current, real-time, market-based inputs that assist in identifying the best relative value in the marketplace. Security and sector allocations are varied and based upon risk/return attributes together with market opportunities and inefficiencies. Portfolio construction focuses on individual security selections and the related impact on total portfolio results. The Fund’s portfolio is constructed using a stratified sampling technique and market-based simulations to forecast expected returns relative to ICE BofA Benchmark returns.

NON-PRINCIPAL INVESTMENTS - ALL FUNDS
Illiquid Securities
Illiquid investments are investments that the Adviser reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS 11

investment. If a Fund holds illiquid investments, it may be unable to quickly sell them or may be able to sell them only at a price below current value. Illiquid investments may be more difficult to value.

Each Fund will not invest more than 15% of its net assets in illiquid securities.

Temporary Defensive Positions
For temporary and defensive purposes, each Fund may invest up to 100% of its total assets in investment grade short-term fixed income securities (including short-term U.S. Government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes) and repurchase agreements. Each Fund may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. A Fund will not be achieving its investment objective to the extent it takes a temporary defensive position.

ADDITIONAL INFORMATION REGARDING MARKET INDEXES
The following is a description of each Fund’s index that reflects the market segment in which the Fund invests. These benchmark indexes are unmanaged, and the returns disclosed do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these benchmark indexes may differ substantially from the securities in the Funds’ portfolios. A Fund’s specific investment strategy and restrictions may exclude certain investments that reflect the makeup of its benchmark index. It is not possible to invest directly in an index. Each Fund’s benchmark index named is not the only index which may be used to evaluate the Fund’s performance and other indexes may portray different comparative performance.

Quality Intermediate Core Fund Benchmark Index:
Bloomberg Intermediate Government/Credit A+ Index, measures investment grade, US dollar denominated, fixed income rate nominal Treasuries, government related and corporate securities with 1-10 year maturities.

Quality Intermediate Tax-Exempt Municipal Fund Benchmark Index:
ICE BofA 1-12 Year AAA-AA Municipal Securities Index is a subset of ICE BofA US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 1 year and less than 12 years and rated AAA through AA3, inclusive.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT RISKS

The Fund’s principal risks are set forth below. Before you decide whether to invest in a Fund, carefully consider these risk factors and special considerations associated with investing in the Funds, which may cause you to lose money.

12 ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

	Quality Intermediate Core Fund	Quality Intermediate Tax-Exempt Municipal Fund
Market Risk	●	●
Fixed Income Securities Risk	●	●
Management Risk	●	●
U.S. Government and U.S. Agency Obligations Risk	●
Inflation Risk	●	●
Mortgage- and Asset-Backed Securities Risk	●
Forward Commitment, When-Issued, and Delayed Delivery Risk	●	●
TBA Transactions Risk	●	●
Liquidity Risk	●	●
Sector Risk	●
Banking Industry Risk	●
Industrials Sector Risk	●
Unrated Bond Risk	●	●
Defaulted/Distressed Securities Risk	●	●
Municipal Securities Risk	●	●
Other Investment Companies Risk	●	●
Valuation Risk	●	●
New Fund Risk	●	●
Tax Risk		●
•Market Risk — The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on a Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular asset class, sector, sub-sector, or group of industries to which a Fund is exposed, such as bond market stress and volatility, or labor shortages, increased production costs and competitive conditions within a sector or industry.
Future infectious disease outbreaks that may arise, as well as actions taken in response by governmental authorities or other third parties, may negatively impact the market. The ongoing conflicts in Europe and the Middle East and other potential hostilities or geopolitical tensions may negatively impact the market. Tariffs, trade wars, inflation or financial crises, and governmental and central bank responses to these events, may also negatively impact the market. These market impacts would reduce the value of the Funds' investments, possibly significantly.

•Fixed Income Securities Risk. Fixed income securities are subject to the risk that the issuer may not make principal and interest payments when they are due. Fixed income securities may be subject to credit, interest rate, call or prepayment, and extension risks which are more fully described below.
◦Credit Risk. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy. NRSROs provide ratings on fixed income securities based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.
◦Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.
◦Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its higher yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS 13

environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility.
◦Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•Management Risk. The Funds are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result. A Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds. Individual fixed income securities selected by the Adviser may decline in value or not increase in value, even when the bond market in general is rising.
•U.S. Government and U.S. Agency Obligations Risk. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. government. However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship and are currently backed by the U.S. Treasury. If the conservatorship is terminated, these obligations will no longer have the protection of the U.S. Treasury. Securities issued by the Student Loan Marketing Association or “Sallie Mae” are supported only by the credit of that agency.
•Inflation Risk. Inflation presents the risk that the present value of income from investments will be less in the future because inflation decreases the value of money.
•Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to various risks, including interest rate risk, prepayment or call risk when interest rates fall, extension risk when interest rates rise, and default risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of these fixed income securities. A reduction in a security’s effective duration will reduce the price appreciation benefit in a declining interest rate environment. The extension of a security’s effective duration will increase the price depreciation detriment in a rising interest rate environment. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.
•Forward Commitment, When-Issued, and Delayed Delivery Risk is the risk that such transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and subject the Fund to counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
•TBA Transactions Risk is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities.
•Liquidity Risk. Certain fixed income securities may be difficult or impossible to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Funds. The liquidity of a particular fixed income security depends on the strength of demand for the security, which is generally related to the willingness of broker-dealers to make a market for the security as well as the interest of other investors to buy the security. During significant economic and market downturns and periods in which financial services firms are unable to

14 ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

commit capital to make a market in, or otherwise buy, certain fixed income securities, the Funds may experience challenges in selling such fixed income securities at optimal prices.
•Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
•Other Investment Companies Risk. As a means to pursue its investment objective, the Fund may invest in shares of other open-end investment companies, including ETFs. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying fund shares. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees and other expenses, in addition to its own expenses.
Investments in ETFs are subject to additional risks, including: (i) there is a concentrated number of authorized participants, market makers, and liquidity providers available for ETFs; (ii) the shares of the ETF may trade at prices other than the fund’s NAV; and (iii) although ETFs are traded on national securities exchanges, there can be no assurance that the ETF will trade with any volume, or at all, on any stock exchange.
•Banking Industry Risk. The Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were less focused on the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Further, the Fund may be subject to “bail-in” risk whereby the financial institution's liabilities that are held by the Fund could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of the securities issued by that institution and, if the Fund holds such securities or has entered into a transaction with such a financial institution when a bail-in occurs, the Fund may also be similarly impacted.
•Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Industrial companies also may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments, labor relations and changes in the supply of and demand for their specific products or services or for industrials sector products in general.
•Defaulted/Distressed Securities Risk. Although the Funds invest in investment grade securities, a security rated investment grade could experience a downgrade and become distressed or default. Distressed securities may not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
•Municipal Securities Risk. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by the Fund. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or projects backing such securities to generate taxes or revenues. There is also a risk that the interest on a municipal security that is expected to produce tax-exempt income may be subject to income tax, which could decrease the value of the security.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS 15

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (“IRS”) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Municipal securities are generally traded via a network among dealers and brokers that connect buyers with sellers. Liquidity in the tax exempt market has been reduced as a result of overall economic conditions and credit tightening. The condition of the secondary market for particular municipal bonds and other fixed income securities may make them more difficult to value or sell.

•Valuation Risk The fixed income securities held by the Funds are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Adviser using fair valuation methodologies. Pricing service prices for fixed income securities are based on various market inputs such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, comparable securities, bids, offers and reference data, as well as market indicators, and material issuer, industry and economic events. The prices used by the Funds may be different from the prices used by other mutual funds or from the prices at which the Funds’ securities are actually bought and sold. The prices of the Funds’ fixed income securities may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

•New Fund Risk. As of the date of this Prospectus, the Fund had no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.
•Tax Risk. Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Non-Principal Risks
In addition to the principal investment risks described above, the Funds may also invest or engage in, or be subject to risks associated with, the following:

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are

16 ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.
•Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

DISCLOSURE OF PORTFOLIO HOLDINGS
A full schedule of portfolio holdings for each Fund, as of month-end, is available on the Funds’ website at www.rmbfunds.com approximately 30 days after the end of each month. This information will remain available on the website at least until the date on which the Funds file a Form N-CSR or Form N-PORT with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) for the period or date that includes the date as of which the information is current. The Trust may suspend the posting of this information or modify this policy without notice to shareholders. A description of the Trust’s policies and procedures with respect to the disclosure of the Trust’s portfolio securities is available in the Statement of Additional Information (the “SAI”).

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS 17

Understanding Fund Fees and Expenses
SHAREHOLDER FEES
The following definitions may be helpful in understanding the Funds’ shareholder fees:
“Asked or Offering Price.” The price at which a Fund’s shares may be purchased. The asked or offering price is the Fund’s current net asset value per share (“NAV”).
FUND EXPENSES
The following definitions may be helpful in understanding Fund expenses:
“Management Fees.” Fees paid to the Adviser for the supervision of a Fund’s investment program.
“Distribution and Shareholder Servicing (Rule 12b-1) Fees.” Pursuant to Rule 12b-1 under the 1940 Act, as amended, mutual funds may use some of their assets to pay commissions to brokers, other marketing expenses and shareholder service fees. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. You should take Rule 12b-1 fees into account when choosing a Fund and share class.
“Other Expenses.” Fees paid by the Fund for miscellaneous items such as transfer agency, custodian, administration, professional and registration fees.

The Investment Adviser
The Funds’ investment adviser is Curi RMB Capital, LLC, located at One North Wacker Drive, Suite 3500, Chicago, Illinois 60606 (“Curi RMB” or the “Adviser”). Curi RMB is an independent diversified financial services firm that provides advisory and investment services to individuals, families, employers, trusts, family offices, endowments, and other institutions.

Pursuant to an investment advisory agreement, [which has been approved by the Board and the Funds’ shareholder(s),] the Adviser is responsible for managing the investment and reinvestment of each Fund’s assets in accordance with the Fund’s investment objective and policies, including economic research, industry and company analysis, the purchase and sale of portfolio securities, and maintaining books and records of the Fund (the “Advisory Agreement”). The Adviser also has overall responsibility for the general management of the Funds’ operations, including arranging for and assisting the Board with oversight of the services provided by third-party service providers. As compensation for the Adviser’s services under the Advisory Agreement, each Fund pays the Adviser monthly an annualized fee based on a stated percentage of the average daily net assets of the Fund as set forth in the table below.

Fund Name	Annual Advisory Fee
(% of average daily net assets)
RMB Quality Intermediate Core Fund	[ ]%
RMB Quality Intermediate Tax-Exempt Municipal Fund	[ ]%

Advisory Agreement Approval
A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Adviser will be available in each Fund’s Form N-CSR filed with the SEC [for the period ended December 31, 2025].

Portfolio Management
For each Fund, the portfolio manager(s) listed below have primary responsibility for the day-to-day management of the Fund. Information regarding each Fund’s portfolio manager(s), the portfolio manager’s title and length of service is set forth below. The SAI provides additional information about each portfolio manager’s compensation, other accounts under management, and ownership of securities in their respective Fund(s).

18 ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Portfolio Manager	Primary Role	Title and Recent Biography
Jeffrey L. Bryden, CFA RMB Quality Intermediate Core Fund RMB Quality Intermediate Tax-Exempt Municipal Fund	Mr. Bryden is a Partner, Director of Fixed Income and Portfolio Manager of the Adviser, has had primary day-to-day responsibility for the management of the Fund’s portfolio since inception.	Partner, Director of Fixed Income, Portfolio Manager of the Adviser (since 2025). Prior experience includes: Senior Vice President, Portfolio Manager of the Adviser (2018-2024).
Jonathan G. Rigano, CFA RMB Quality Intermediate Core Fund RMB Quality Intermediate Tax-Exempt Municipal Fund	Mr. Rigano is a Partner and Portfolio Manager of the Adviser, has had primary day-to-day responsibility for the management of the Fund’s portfolio since inception.	Partner, Portfolio Manager of the Adviser (since 2025). Prior experience includes: Senior Vice President, Portfolio Manager of the Adviser (2021-2024), Vice President, Portfolio Manager of the Adviser (2018-2020).
Rebecca S. Fisher RMB Quality Intermediate Core Fund RMB Quality Intermediate Tax-Exempt Municipal Fund	Ms. Fisher is a Fixed Income Analyst of the Adviser, has had primary day-to-day responsibility for the management of the Fund’s portfolio since inception.	Fixed Income Analyst, Fixed Income Analyst of the Adviser (since 2024). Prior experience includes: Allspring Global Investments (2023-2024), Northwestern Mutual (2009-2023).
Patrick N. Thiel RMB Quality Intermediate Core Fund RMB Quality Intermediate Tax-Exempt Municipal Fund	Mr. Thiel is a Fixed Income Analyst of the Adviser, has had primary day-to-day responsibility for the management of the Fund’s portfolio since inception.	Fixed Income Analyst of the Adviser (since 2021). Prior experience includes: KerberRose Wealth Management (2021), Ehlers Investment Partners, (2019-2020).

Your Account
As an investor, you have flexibility in choosing a share class, setting up your account, making exchanges between funds in the Trust (including the Funds offered in this Prospectus), and withdrawing money from your account. In this section, you will find detailed information about the various options available to you. It is important to read the entire section so that you will understand all of the factors — including tax liability and transaction volume — that should influence your investment decisions.
Information about the manner in which the Funds offer shares is set forth below in this section and subsequent sections of this Prospectus. Information relating to eligibility to invest in a particular share class, minimum investment amounts and investor services, applies if you are transacting directly with the Funds. Shares of the Funds are also available through certain financial intermediaries, such as a bank or broker-dealer. If you invest through an intermediary, you are not transacting directly with a Fund and you must follow that intermediary’s transaction procedures which may include different requirements to invest in a particular share class, minimum investment amounts, and investor services. Your intermediary may impose charges for its services in addition to the fees charged by the Funds. You should consult with your intermediary for information regarding its conditions, procedures, and fees for transacting in Fund shares. The Funds are not responsible for the implementation of any intermediary’s transaction procedures.
DISTRIBUTION AND SHAREHOLDER SERVICE FEES
The Trust has adopted a plan on behalf of the Funds pursuant to Rule 12b-1 of the 1940 Act (the “12b-1 Plan”) which allows the Funds to pay distribution and shareholder service fees for the sale and distribution of its Investor Class shares (when available) and the maintenance of shareholder accounts.

Foreside Fund Services, LLC, the Funds’ principal underwriter (the “Distributor”), serves as the Funds’ distributor in connection with the offering of the Funds’ shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or its affiliates.

For Investor Class shares of the Funds, pursuant to the 12b-1 Plan, the maximum annual fee payable to the Distributor for such distribution and/or shareholder services is 0.25% of the average daily net assets of the Investor Class shares. Since these fees are paid out of each Fund’s assets attributable to the Investor Class shares, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS 19

charges. The net income attributable to Investor Class shares will be reduced by the amount of distribution and service fees and other expenses of the Fund associated with those shares. The Distributor may pay any or all amounts received under the 12b-1 Plan to other persons for any distribution or services provided by such persons to the Fund. Payments under the 12b-1 Plan are not tied exclusively to expenses actually incurred by the Distributor or others and the payments may exceed or be less than the amount of expenses actually incurred.

To assist investors in comparing classes of shares, the table under the Prospectus heading “Fees and Expenses of the Fund” provides a summary of expenses of the Fund applicable to each class of shares offered in this Prospectus.

Choosing a Share Class
Why provide different share classes?
By offering different share classes, a Fund allows you to choose the method of purchasing shares that is the most beneficial given the amount of your purchase, length of time you expect to hold your shares, the fees for each share class and other relevant circumstances. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Funds offer, which share classes are available to you and which share class is appropriate for you.
The Quality Intermediate Core Fund and Tax-Exempt Municipal Fund offer Class I shares.[ Investor Class shares are not available for purchase.]

Class I Shares
You may buy Class I shares without paying a sales charge. The Class I shares are available to all investors directly from the Trust or through a financial intermediary, including but not limited to, financial advisors, retirement plans, broker-dealers and bank trust departments. To meet the minimum initial investment amount described under “How to Buy Shares,” investors may consider aggregating multiple accounts with common ownership and financial advisors may consider aggregating multiple client accounts within the Trust. Class I share accounts offered through a service organization may meet the minimum initial investment amount by aggregating multiple accounts within the Trust. Exceptions to the Class I share investment minimums may apply for qualified retirement plans and other account types with lower or no networking and/or omnibus fees charged to the Trust. The Trust reserves the right to change the amount of minimums through service organizations from time to time or to waive them in whole or in part.
You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares, which are not reflected in the fee tables or the expense examples in the Fund Summaries above.

Class I shares may also be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Class I shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of each Fund may be available in other share classes that have different fees and expenses.

Holders through Financial Intermediaries: Investors who hold Class I shares of the Funds through a fee-based program at a financial intermediary but who subsequently become ineligible to participate in the program, withdraw from the program, or change to a non-fee based program, may be subject to conversion of their Class I shares by their financial intermediary to another class of shares of the Funds having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion. Such conversions are not expected to be a taxable event for federal income tax purposes. Investors are not charged a redemption/exchange fee by the Fund.

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Investor Class Shares
The Investor Class shares are not currently available for purchase. When available, you may buy Investor Class shares without paying a sales charge. The Investor Class shares have lower investment minimums than the Class I shares and are subject to an annual Rule 12b-1 distribution fee of 0.25% (discussed above in the section entitled “Understanding Fund Fees and Expenses – Distribution and Shareholder Servicing (Rule 12b-1) Fees”).

Calculation of net asset value
Each Fund calculates the NAV of each share class as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern Time) on each business day that the NYSE is open for regular trading. The NYSE is not open, and the Funds will not calculate an NAV or be available for purchase, redemption, or exchange, on certain federal holidays. If the NYSE closes early, the time for calculating the NAV and the deadline for share transactions will be accelerated to the earlier closing time. Purchase and redemption orders received by the Trust’s transfer agent before the regular close of the NYSE will be executed at the offering price calculated at that day’s closing.
The NAV of each share class of a Fund is the total value of its assets attributable to a class less its liabilities attributable to that class, divided by the total number of outstanding Fund shares of that class. Each Fund values the securities in its portfolio on the basis of official closing or last reported sale prices on the security’s primary exchange, the mean of the closing or last reported bid and ask prices for the security and valuations provided by independent pricing services. In addition, the values of foreign securities denominated in non-U.S. dollar currencies will be converted to U.S. dollars utilizing foreign exchange rates in effect as of the time established for determining the respective Fund’s NAV. When valuations from such pricing sources are not readily available or determined by the Adviser to be unreliable, a Fund will use a security’s fair value as determined by the Adviser in its capacity as “valuation designee” pursuant to Rule 2a-5 under the 1940 Act. The Adviser makes fair value determinations pursuant to procedures approved by the Board. When fair valuation is used to price securities, the values for those securities may be higher or lower than values used by another fund to price the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
The Adviser uses a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Adviser’s use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the fair valuation process may not be effective in preventing to prevent short-term NAV arbitrage trading.
Please see the section of the SAI entitled “Net Asset Value” for additional information.

How to Buy Shares
Important information about opening a new account with the Funds
In furtherance of the national effort to stop the funding of terrorism and to curtail money laundering, the USA PATRIOT Act and other Federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. Accordingly, when opening a new account you will be required to complete the Trust’s new account application and supply the Trust with certain information for all persons owning or permitted to transact in an account. This information includes: name, date of birth, taxpayer identification number and street address. Also, as required by law, the Trust employs various procedures, such as comparing the information you

YOUR ACCOUNT 21

provide against fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Until it has received your new account application and the required verifications are made, the Trust may reject, cancel, suspend, or limit your share purchase orders. In addition, the Trust may close your account if it is unable to verify your identity.
The Trust generally will not accept new account applications to establish an account with a non-U.S. address or for a non-resident alien. Puerto Rico, Guam and U.S. military addresses are accepted.
The table below sets forth the minimum initial and subsequent purchase amounts required for each share class and type of account.

		Minimum Initial Investment		Minimum Subsequent Investment
		Investor Class*	Class I	Investor Class*	Class I
All Funds	Regular Account	$2,500	$100,000	$500	$25,000
All Funds	Automatic Investment Program, IRA and minor custodial account	$2,500	$2,500	$500	$500
[* Note: Investor Class is not yet available for purchase.]

The Funds’ minimum investment amounts may be waived or charged at the Trust’s discretion. Minimums for Class I shares are waived for automated or pre-established exchanges (including tax-free cross class exchanges); asset allocation models; fee-based wrap programs; systematic purchase exchanges or dollar cost averaging programs.

22 YOUR ACCOUNT

Method		Procedure

Mail	Open an account	Complete and sign the new account application form. Send a check drawn on a U.S. bank for at least the minimum amount required. Make the check payable to “RMB Investors Trust.” Send the check and application form to the address below.

	Open an IRA	Shares of the Trust are available for purchase through IRAs and other retirement plans. An IRA application and further details about IRAs and other retirement plans are available from the transfer agent by calling 1-800-462-2392 or your investment professional.

	Subsequent purchase	Send in a check for the appropriate minimum amount (or more) with your account name and number. For your convenience, you may use the deposit slip attached to your quarterly account statements.

Federal Funds Wire	Subsequent purchase
This option is available to existing open accounts only. New accounts must complete a new account application form and forward payment to the address listed below.

Please contact the transfer agent at 1-800-462-2392 for wire instructions.

Automatic Investment Program (Investor Class only)		You can make automatic monthly, quarterly or annual purchases (on the 5th or 15th day of each month) of $100 or more. To activate the automatic investment plan, complete an account application notifying the Trust. You may change the purchase amount or terminate the plan at any time by writing to the Trust.

Electronic Funds Transfer		To purchase shares via electronic funds transfer, check this option on your account application form. Your bank must be a member of the ACH system.

Authorized Broker/Dealer or Investment Professional		Contact your broker/dealer or investment professional to set up a new account, purchase fund shares, and make subsequent investments. Purchase orders that are received by your broker/dealer before 4:00 p.m. Eastern Time on any business day and properly forwarded by the broker/dealer or investment professional to the transfer agent will receive that day’s NAV. Your broker/dealer or investment professional is responsible for properly forwarding completed orders to the Trust’s transfer agent. Broker/dealers or investment professionals may charge their customers a processing or service fee in connection with the purchase of fund shares that are in addition to the sales and other charges disclosed in this Prospectus. Shareholders should check with their broker/dealer or investment professional for specific information about any processing or service fees that they may be charged.

Send regular mail to:	Send overnight mail to:	Call shareholder service agent:
RMB Investors Trust c/o BNY Mellon Asset Servicing P.O. Box 534464 Pittsburgh, PA 15253-4464	RMB Investors Trust c/o BNY Mellon Asset Servicing Attn: 534464 500 Ross Street, 154-0520 Pittsburgh, PA 15262	BNY Mellon Asset Servicing toll-free at 1-800-462-2392

YOUR ACCOUNT 23

How to Exchange and Redeem Shares

Method	Procedure

By Mail
Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to “RMB Investors Trust” to the address below. Please be sure to specify:
•    the name of the fund(s) you wish to exchange or redeem;
•    your account number; and
•    the dollar value or number of shares you wish to sell
Include all necessary signatures and any additional documents as well as a medallion signature guarantee if required. (See “What is a Medallion Signature Guarantee?” below).

By Telephone	As long as the transaction does not require a written or medallion signature guarantee, you or your financial professional can sell shares by calling the Trust at 1-800-462-2392. Press 1 and follow the automated menu to speak to a customer service representative. A check will be mailed to you on the following business day. The Trust has procedures to verify that your telephone instructions are genuine. These may include asking for identifying information and recording the call. As long as the Trust and its representatives take reasonable measures to verify the authenticity of the call, you will be held responsible for any losses cause by unauthorized telephone orders.

Authorized Broker/Dealer or Investment Professional	If you invest through an authorized broker/dealer or investment professional, they can sell or exchange shares for you. Broker/dealers or investment professionals may charge their customers a processing or service fee in connection with the redemption or exchange of fund shares that are in addition to the sales and other charges described in this Prospectus. Shareholders should check with their broker/dealer or investment professional for specific information about any processing or service fees that they may be charged.

Systematic Withdrawal Plans	If you have an account balance equal to the greater of (i) the minimum initial investment amount applicable to your share class and account type or (ii) $5,000, you may elect to have monthly, quarterly or annual payments of a specified amount ($50 minimum) sent to you or someone you designate. The Trust does not charge for this service. See “Systematic Withdrawal Plan” information below.

By Federal Funds Wire	Confirm with the Trust that a wire redemption privilege, including your bank designation, is in place on your account. Once this is established, you may request to sell shares of any Trust fund. Proceeds will be wired to your pre-designated bank account. See “Federal Funds Wire” information below.

By exchange	Read this Prospectus before making an exchange. You may only exchange fund shares for shares of another fund in the Trust of the same class. Call RMB Investors Trust at 1-800-462-2392. Press 1 and follow the automated menu to speak to a customer service representative to place your exchange.

Send regular mail to:	Send overnight mail to:	Call shareholder service agent:
RMB Investors Trust c/o BNY Mellon Asset Servicing P.O. Box 534464 Pittsburgh, PA 15253-4464	RMB Investors Trust c/o BNY Mellon Asset Servicing Attn: 534464 500 Ross Street, 154-0520 Pittsburgh, PA 15262	BNY Mellon Asset Servicing toll-free at 1-800-462-2392

Transaction Policies
Paying for shares
All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Please note that cash, credit cards, traveler’s checks, credit card checks, cashier’s checks, starter checks from newly established checking accounts or money orders will not be accepted. For Fund shares purchased by check, if your check does not clear for any reason, your purchase will be canceled. If your purchase is canceled due to insufficient funds, an incomplete,

24 YOUR ACCOUNT

missing or unverified new account application, or for any other reason, you will be liable for any losses or fees imposed by your bank and may be liable for losses to the Trust resulting from your canceled order. If you are a current shareholder, the Trust may redeem some or all of your shares to cover such loss.
Third party checks
Third party checks will not be accepted.
Federal funds wires
A federal funds wire transaction must total at least $5,000. Your bank may also charge a fee to send or receive wires.
Telephone transactions
The Trust has procedures to verify that your telephone instructions are genuine. These may include asking for identifying information and recording the call. As long as the Trust and its representatives take reasonable measures to verify the authenticity of calls, you will be held responsible for any losses caused by unauthorized telephone orders.
Regular Investing and Dollar-Cost Averaging
Dollar-cost averaging is the practice of making regular investments over time. When share prices are high, your investment buys fewer shares. When the share price is low, your investment buys more shares. This generally lowers the average price per share that you pay over time.
Dollar-cost averaging cannot guarantee you a profit or prevent losses in a declining market.
Other Policies
Under certain circumstances, the Trust reserves the right to:
•Suspend the offering of shares
•Reject any exchange or investment order
•Change, suspend or revoke exchange privileges
•Suspend the telephone order privilege without advance notice to shareholders
•Satisfy a redemption order by paying redemption proceeds with portfolio securities or non-cash assets for certain large orders
•Suspend or postpone your right to sell Fund shares on days when trading on the NYSE is restricted, or as otherwise permitted by the SEC
•Change the investment minimums or other requirements for buying or selling shares, or waive minimums and requirements for certain investors

Redeeming Shares
You may redeem your shares in the Funds on any business day. The proceeds are generally sent out within three business days after your order is executed. Sale proceeds may be delayed beyond the normal three business days:
•In unusual circumstances where the law allows additional time if needed
•If a check you wrote to buy shares has not cleared by the time you sell the shares
If you think you will need to redeem shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.
The Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalents held in their portfolios, or by selling other portfolio holdings or borrowed under the Funds’ line of credit. The Funds reserve the right to redeem “in-kind” as described under “Redemption in Kind,” below. The Funds may use any of these methods of satisfying redemption requests under stressed or normal market conditions. During periods of distressed market conditions, when a significant portion of a Fund’s portfolio may be comprised of less-liquid investments, a Fund may be more likely to pay proceeds by giving you securities.

Redemption in Kind
The Funds reserve the right to pay redeeming shareholders with large accounts securities instead of cash in certain circumstances. The Funds have elected under Rule 18f-1 under the 1940 Act to pay all redemptions of Fund shares

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by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of the Fund's net assets measured as of the beginning of such 90-day period. If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.
What is a medallion signature guarantee?
A medallion signature guarantee verifies that your signature is authentic. Most banks and financial institutions can provide you with a medallion signature guarantee, provided that the financial institution participates in the Medallion Program. Some financial institutions charge a fee, but it is usually waived if you are a customer of the financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program.
A notary public cannot provide a medallion signature guarantee.
You will need a medallion signature guarantee on a written request to sell shares in certain cases, including:
•When selling more than $50,000 worth of shares
•When you want your check to be payable to someone other than the owner of record, or sent somewhere other than the address of record
•When you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance
•When you would like a check mailed to an address that has been changed within 30 days of your redemption request

Exchange Privilege
You may exchange shares of your Fund at NAV for shares of the same class of another Fund in the Trust based on the Funds’ respective NAVs, provided you meet the investment requirements of the Fund for which you wish to exchange your shares as described in that Fund’s Prospectus under “How to Buy Shares.” An exchange of shares of a fund for shares of another fund is a taxable event and has the same tax consequences as a sale or redemption. The Trust’s general policy is that sales charges on investments entering the Trust should be applied only once. Therefore, you may exchange shares freely between Funds within the same share class without paying additional sales charges. Special tax rules may apply. See the “Federal Income Taxes” section of the SAI.
In limited circumstances, the Trust may permit beneficial holders with financial intermediary sponsored fee-based programs to exchange their shares in a particular share class of a Fund for shares in a different share class of the same Fund if the shareholder meets the eligibility requirements for that class of shares or the shareholder is otherwise eligible to purchase that class of shares. Such an exchange is generally a non-taxable exchange for federal income tax purposes. Except as noted above, exchanges must meet the investment requirements of the applicable Fund.
Each Fund reserves the right to modify this policy in the future. The Funds may restrict or cancel the exchange privilege of any person that, in the opinion of the Funds, is using market timing strategies.

Excessive Trading Policy
Frequent trades in your account or accounts controlled by you can disrupt portfolio investment strategies and increase Fund expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Fund. The Board has adopted policies and procedures designed to discourage short-term trading of Fund shares. Fund shares are not intended for market timing or excessive trading and no Fund accommodates short-term trading. The Trust or its agents reserve the right to restrict, reject, or cancel (with respect to cancellation, on the next business day after the receipt of the order), without any prior notice, any purchase orders (including exchange purchases) by any investor or group of investors indefinitely for any reason, including in particular, purchase orders that they believe are attributable to market timers or are otherwise excessive or potentially disruptive to the Funds.
This policy applies to transactions accepted by any investor’s financial intermediary. In the event that an exchange request is rejected or cancelled, neither the redemption nor the purchase side of the exchange will be processed. The Trust reserves the right to delay for one business day the processing of exchange requests in the event that, in the

26 YOUR ACCOUNT

Trust or its agents’ judgment, such delay would be in a Fund’s best interest, in which case both the redemption and the purchase side of the exchange will receive the Fund’s NAV at the conclusion of the delay period.
Specifically, to deter market timing and excessive trading, the Trust or its agents undertake to temporarily or permanently restrict, reject, or cancel, without any prior notice, purchase and exchange orders of any investor who makes more than two exchanges (each exceeding $10,000 in value) out of a Fund within 30 days of each other.
Certain automated or pre-established exchange, asset allocation, systematic purchase, exchange or redemption, or dollar cost average programs are exempt from this policy. This policy may be modified for accounts held by certain retirement plans to conform to plan exchange limits or Department of Labor regulations. These exchange limits are subject to the Trust’s ability to monitor exchange activity, as discussed under “Limitations on the Ability to Detect and Curtail Excessive Trading Practices” below. In applying this policy, the Trust considers the information available to it at the time and may consider trading done in multiple accounts known to be under common ownership, control or influence.
Limitations on the Ability to Detect and Curtail Excessive Trading Practices.
Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection and, despite the best efforts of the Trust to prevent excessive trading, there is no guarantee that the Trust or its agents will be able to identify such shareholders or curtail their trading practices. The Trust receives Fund purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements are common forms of holding shares of a Fund, particularly among financial intermediaries such as brokers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ share ownership positions and to purchase, redeem and exchange Fund shares where the identity of the particular shareholder(s) is not known to a Fund.

Small Account Balances
The Trust reserves the right to close your account upon 60 days’ notice if, due to redemptions and not as a result of a decline in market value, your balance is less than the minimum initial investment amount applicable to such share class and account type. If the Trust redeems your shares and closes your account, you may recognize a gain or loss for federal income tax purposes.

Escheatment of Shares to States
If no account activity occurs in your account within the time period specified by applicable state law, the assets in your account may be considered abandoned and transferred (also known as “escheated”) to the appropriate state. The escheatment time period varies by state. The Trust is not responsible for notifying shareholders if or when a state may escheat an investor’s shares of a Fund.
To help protect their accounts, shareholders should keep their accounts up-to-date and active, which may include calling the Fund at 1-800-462-2392 to generate shareholder initiated activity such as completing an account transaction. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

Systematic Withdrawal Plan
A systematic withdrawal plan (“SWP”) is available for shareholders who maintain an account balance at least equal to the greater of: (i) the minimum initial investment amount applicable to your share class and account type or (ii) $5,000, and who want to receive a specific amount of cash in amounts not less than $50 either monthly, quarterly, or annually. You may subscribe to this service by contacting your account executive, or by contacting the shareholder service agent at 1-800-462-2392.
The Trust’s transfer agent will redeem a sufficient number of your shares, held in book-entry form, at the NAV at the close of business of the NYSE on or about the 20th day of each payment month. A check will be mailed to you

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no later than three business days following the date on which the shares are redeemed. SWPs are taxable transactions that have the same tax consequences as other redemptions.

Household Delivery of Fund Documents
With your consent, the Trust may send a single Prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Trust. If you want to revoke your consent to this practice, you may do so by notifying the Trust, by phone or in writing. See “How to Contact Us” below. The Trust will begin mailing separate Prospectuses and shareholder reports to you within 30 days after receiving your notice.

Distribution Arrangements
Shares of the Funds may be offered through financial intermediaries.  If you purchase Fund shares through a financial intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.
Payments to Financial Intermediaries.  From time to time, the Adviser, the Distributor or an affiliate may enter into arrangements with brokers or other financial intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Funds.  Pursuant to these arrangements, the Adviser, the Distributor or an affiliate may make payments to financial intermediaries for services provided to clients who hold shares of the Funds through omnibus accounts.  In addition, the Adviser, the Distributor or an affiliate may pay additional compensation to certain financial intermediaries to compensate the intermediary for distribution and marketing services, including the opportunity to distribute the Funds.  For example, the Adviser, the Distributor or an affiliate may compensate financial intermediaries for providing the Funds with “shelf space” or access to a third-party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments may differ among such financial intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of a Fund held by the financial intermediaries or other factors agreed to by the parties.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

Tax Considerations and Distributions
Each Fund has elected, qualified, and intends to continue to qualify for each taxable year as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). As such, each Fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. If each Fund meets all such requirements, each Fund will not be subject to federal income tax on its investment company taxable income determined without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to shareholders in accordance with the timing and other requirements of the Code. If a Fund did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level, and when such income is distributed to a further tax at the shareholder level.

Each Fund pays dividends and distributions, if any, as described in the table below. A Fund may make additional dividend payments or capital gain distributions as it deems appropriate.

Type of Distribution	Declared & Paid
Dividends from Net Investment Income	monthly
Short-term capital gains	annually
Long-term capital gains	annually

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Unless you notify your Fund otherwise, your income and capital gains distributions from the Fund will be reinvested in that Fund. However, if you prefer you may:
•Receive all distributions in cash or
•Reinvest capital gains distributions but receive your income distributions in cash
You may indicate your distribution choice on your application form upon purchase. For shareholders that are subject to tax, you will be taxable on the amount of the distribution whether you reinvest the distribution or receive it as cash.
If you invest in a Fund through a tax-advantaged account, such as an IRA, you will not be subject to federal income tax on dividends and distributions from the Fund or the sale of the Fund shares, if those amounts remain in the tax-advantaged account and the Fund shares were not financed with borrowings. However, withdrawals from a tax-advantaged account may be subject to taxes. Distributions from a Fund’s investment company taxable income (determined without regard to the deduction for dividends paid) are generally taxable for federal income tax purposes either as ordinary income or, if so reported by a Fund in written statements furnished to its shareholders and certain other conditions are met, as “qualified dividend income” taxable to individual and other non-corporate shareholders at long-term capital gain rates.
Generally, distributions attributable to long-term capital gains will be taxable as long-term capital gain, and distributions attributable to short-term capital gain will be taxable as ordinary income. The maximum individual federal income tax rate applicable to “qualified dividend income” and long-term capital gains is currently 23.8% (which includes a 3.8% Medicare tax discussed below).
A Fund may also pay dividends and distributions at other times if necessary for the Fund to avoid federal income or excise tax. Distributions generally are taxable in the year you receive them. However, in some cases, distributions you receive in January are taxable as if they were paid during the previous year.
Each Fund issues Form 1099 tax information statements recording all distributions and redemptions for the preceding year. These forms are mailed to shareholders and to the Internal Revenue Service (the “IRS”) each year. Any shareholder who does not supply a valid taxpayer identification number or make certain required certifications to the Funds may be subject to federal backup withholding.
It is generally a taxable event for federal income tax purposes whenever you redeem shares or exchange shares of a Fund for shares of another Fund. Generally, you will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the redemption proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares you redeem or exchange. Any gain or loss you realize upon a redemption or exchange of shares of a Fund will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Short-term capital gain is taxable at ordinary income tax rates for federal income tax purposes. Any loss realized on sales or exchanges of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received with respect to such shares. Your ability to utilize capital losses for federal income tax purposes may be limited.
An additional 3.8% Medicare tax is imposed on certain net investment income (including income dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
You should consult your tax adviser about your own particular tax situation.

Buying Shares Before a Distribution
The money a Fund earns, either as income or as capital gains, is reflected in its share price until the Fund makes a distribution. At that time, the amount of the distribution is deducted from the share price and is either reinvested in additional shares or paid to shareholders in cash.
If you buy Fund shares just before a distribution, you will get some of your investment back in the form of a taxable distribution. You can avoid this by waiting to invest until after the Fund makes its distribution.

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Investments in tax-advantaged accounts are not affected by the timing of distribution payments because generally there are no tax consequences on distributions to these accounts.

Backup Withholding
When you fill out your application form, be sure to provide your social security number or taxpayer ID number. Otherwise, the IRS will require each Fund to backup withhold at a rate of 24% on all dividends, distributions, sales proceeds and any other payments to you from the Fund. In certain circumstances, the IRS may also require a Fund to backup withhold even when an appropriate number has been provided by a shareholder.

Cost Basis Reporting
A Fund (or its agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold or exchanged on or after that date. The Funds have selected average cost as the default cost basis method. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them. If you wish to select another cost basis method, please contact the Funds for further information.

Retirement Plans
We offer a number of tax-advantaged plans for retirement savings:
TRADITIONAL IRAs allow money to grow tax-deferred until you take it out. Contributions may be deductible for some investors.
ROTH IRAs also offer tax-free growth. Contributions are non-deductible, but withdrawals are tax-free for investors who meet certain requirements.
SEP-IRAs and other types of plans are also available. Consult your tax professional to determine which type of plan may be beneficial to you.
COVERDELL EDUCATION SAVINGS ACCOUNTS. Contributions are non-deductible, but withdrawals for eligible education expenses are tax-free for investors who meet certain requirements.

As with any investment, you should consider how your investment in shares of a Fund will be taxed. The foregoing discussion summarizes certain U.S. federal income tax consequences solely for shareholders (i) who are beneficial owners of the shares of a Fund, (ii) hold such shares as capital assets and (iii) are United States persons (as such term is defined in the Code) other than partnerships and other than investors that are subject to special tax treatment (such as financial institutions, real estate investment trusts, regulated investment companies and retirement plans), except as otherwise specifically provided herein. The foregoing discussion is only a general summary of some of the important federal income tax considerations affecting you as a shareholder. It is not intended to be a full discussion of all federal income tax laws and their effect on shareholders. Shareholders should consult their tax advisors as to the federal, state, local and foreign tax consequences of ownership of any Fund shares before making an investment in a Fund.

30 YOUR ACCOUNT

Financial Highlights
Financial highlights are not shown for the Fund as the Fund has not yet commenced operations as of the date of this Prospectus.

FINANCIAL HIGHLIGHTS 31

RMB FUNDS

Where to Get More Information

Annual and Semi-Annual Reports and Form N-CSR

When Available, Form N-CSR and the Annual and Semi-Annual Reports to Shareholders will contain additional information about the Funds. In each Fund's Annual or Semi-Annual Reports, you will find information about the Fund's costs, performance, holdings, and certain other statistics. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements and other information.

Statement of Additional Information (SAI)

The SAI includes additional information about the Funds. A current SAI has been filed with the Commission and is incorporated by reference into this prospectus (that is, it is legally a part of this Prospectus).

Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

How to contact us

You can obtain these documents free of charge, request other information about the Funds, and make shareholder inquiries by calling the toll-free number listed below. These documents are also available, free of charge, on the Funds' website at www.rmbfunds.com, or by contacting your dealer or by contacting the transfer agent at:
phone: 1-800-462-2392
internet: www.rmbfunds.com
email: rmbfunds@rmbcap.com

Investment Company Act file number: 811-00994

SUBJECT TO COMPLETION
Dated: June 17, 2025

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED

RMB INVESTORS TRUST

STATEMENT OF ADDITIONAL INFORMATION

RMB QUALITY INTERMEDIATE CORE FUND
[Trading Symbol] (Investor Class)
[Trading Symbol] (Class I)

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
[Trading Symbol] (Investor Class)
[Trading Symbol] (Class I)

[ ], 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the corresponding prospectus for the above-listed Funds dated [ ], 2025 as supplemented and amended from time to time (the “Prospectus”), which is incorporated by reference herein. The information in this SAI expands on information contained in the Prospectus. The Funds’ audited financial statements for the most recent fiscal year (when available) will be included in the Funds’ Form N-CSR. When available, you may obtain a copy of the Funds’ financial statements without charge on the Funds’ website at www.rmbfunds.com or by contacting either the dealer through whom you purchased shares or the transfer agent at 1-800-462-2392.

RMB INVESTORS TRUST

RMB Investors Trust (the “Trust”), located at One North Wacker Drive, Suite 3500, Chicago, Illinois 60606, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of seven series, each of which is a separate portfolio of investments with its own investment objective. This SAI relates to the RMB Quality Intermediate Core Fund and the RMB Quality Intermediate Tax-Exempt Municipal Fund (each, a “Fund” and collectively, the “Funds”).

The Trust was organized as a Delaware statutory trust on August 20, 1998. The Trust is the surviving entity of the reorganization of The Burnham Fund, Inc. (the “Corporation”), a Maryland corporation, effected on April 30, 1999. Before the reorganization, the Corporation was an open-end management investment company in operation since 1961, consisting of a single series, The Burnham Fund, Inc.

On July 1, 2016, the Trust changed its name to RMB Investors Trust following the decision of the Trust’s Board of Trustees
(the “Board” or the “Trustees”) to approve RMB Capital Management, LLC to serve as the investment adviser to certain series of the Trust, effective July 1, 2016. On January 1, 2024, RMB Capital Management, LLC merged with Curi Wealth Management, LLC and became Curi RMB Capital, LLC ("Curi RMB" or the "Adviser").

Diversification. Each Fund is diversified as defined by the 1940 Act (see Fundamental Investment Restriction 6 below). This means that as to 75% of each Fund’s total assets, each Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. A Fund may be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

INVESTMENTS AND RELATED RISKS

Each Fund’s principal investment strategies and principal risks are described in the Funds’ prospectus. The following supplements the information contained in the prospectus concerning each Fund’s principal investment strategies and principal risks. In addition, although not principal strategies of the Funds, the Funds may invest in other types of securities and engage in other investment practices as described in the prospectus or in this SAI. Unless otherwise indicated, each Fund is permitted to invest in each of the investments listed below, or engage in each of the investment techniques listed below consistent with the Funds’ investment goals, investment limitations, policies and strategies.

Unless noted otherwise, the investment techniques below may be employed by each of the Funds.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional or global events such as war, acts of terrorism, military conflict, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on a Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular asset class, sector, sub-sector, or group of industries to which a Fund is exposed, such as bond market stress and volatility, or labor shortages, increased production costs and competitive conditions within a sector or industry.

The ongoing conflicts in Europe and the Middle East and other potential hostilities or geopolitical tensions may negatively impact the market. Tariffs, trade wars, inflation, or financial crises, and governmental and central bank responses to these events, may also negatively impact the market. These market impacts would reduce the value of the Funds' investments, possibly significantly.

Terrorism, War, Natural Disaster and other Disaster Risk. Terrorism, war, military confrontations and actions, other conflicts, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as widespread disease and virus epidemics, and pandemics, have been and can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

Climate Change and Natural Disaster Risk. Climate change is widely considered to be a significant threat to the global economy. Extreme weather patterns or natural disasters, such as hurricanes, floods, fires and earthquakes, tsunamis and weather-related phenomena generally, or the threat thereof, could also adversely impact Fund portfolio companies' facilities, operations, and services, as well as certain industries, or group of industries, and regions related to the Fund's investments. Climate change related legislation, regulation, and accords, both domestic and international, intended to control the impact of climate change may produce direct or indirect adverse consequences to the Fund's investments, significantly affecting their value. Climate related business trends, such as the process of transitioning to a lower carbon economy, could also adversely affect the Fund's investments.

Tariff and Trade Dispute Risk. Significant tariff disputes between trading partners can cause affected countries to retaliate, resulting in “trade wars” which can cause negative effects on the economies of such countries, as well as the global economy. For example, a trade war could cause increased costs for goods imported to the trading partners, thus limiting customer demand for these products and reducing the volume and scope of trading. In addition, disruption in trading markets may result in depressed capital and business investment, curtailed spending, as well as volatile or otherwise negatively impacted financial markets. These effects can be amplified as business confidence drops and investment decisions are delayed. Also, imposition of new or higher tariffs can result in the adoption of tariffs by other countries, thus widening the negative effects on the global economy.

Geopolitical and Armed Conflict Risks. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact Fund investments. Tariffs and trade wars among nations similarly can adversely impact Fund investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.

Risks Related to Russian Invasion of Ukraine.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, and the North Atlantic Treaty Organization (“NATO”) member countires. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, among others, as well as the European Union, issued broad-ranging economic sanctions against Russia. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. While diplomatic efforts have been ongoing, the conflict between Russia and Ukraine is unpredictable and has the potential to result in broader military actions. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted and may result in a negative impact on Fund performance and the value of Fund investments.

Management Risk. The Funds are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result. A Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds. Individual fixed income securities selected by the Adviser may decline in value or not increase in value, even when the bond market in general is rising.

FIXED INCOME INVESTMENTS

Temporary Defensive Investments. For temporary and defensive purposes, each Fund may invest up to 100% of its total assets in investment grade short-term fixed-income securities (including short-term U.S. Government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes) and repurchase agreements. Each Fund may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. A Fund will not be achieving its investment objective to the extent it takes a temporary defensive position.

General Characteristics and Risks of Fixed-Income Securities. Bonds and other fixed-income securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the principal amount at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying maturities.

The Funds invest in fixed-income securities, which are subject to interest rate risk, credit risk and structure risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Securities issued by the U.S. government historically have been subject to limited credit risk; however, the actual or threatened failure of the U.S. government to pay its obligations will increase credit risks and securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Due to recent events in the fixed-income markets, including the Federal Reserve Board ending its quantitative easing program, the Funds are subject to heightened interest rate risk as a result of a rise in interest rates. In addition, the Funds are subject to the risk that interest rates may exhibit increased volatility, which could cause a Fund’s NAV to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the Funds’ returns.

Credit Ratings. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings, Inc. (“Fitch Ratings”) represent the opinions of these agencies as to the credit quality of the securities that they rate. However, these ratings are relative and subjective and are not absolute standards of quality. In addition, changes in these ratings may significantly lag changes in an issuer’s creditworthiness. Changes by recognized agencies in the rating of any fixed-income security or in the ability of the issuer to make payments of interest and principal will also affect the value of the security. See Appendix A attached to this SAI for a description of the rating categories.

After its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will necessarily require the Adviser, on behalf of a Fund, to sell the securities.

Changing Fixed Income Market Conditions. Changes in the U.S. federal funds rate by the Federal Open Market Committee (“FOMC”) of the U.S. Federal Reserve (the “Federal Reserve”) and changes in equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the actions of the FOMC and corresponding foreign central banks, and it is also difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Funds’ investments and share price may decline.

Lower Rated/High Yield Fixed-Income Securities. The Funds may also invest in debt securities of any maturity, duration or credit quality, including lower rated high yield fixed-income securities, from any government or corporate issuer, U.S. or foreign. Lower rated high yield fixed-income securities are those rated below Baa3 by Moody’s, or below BBB- by S&P or Fitch Ratings, or securities which are unrated and determined by the Adviser to be of comparable quality. Lower rated securities are generally referred to as high yield bonds or junk bonds. The risk of default and the price volatility associated with it are greater for junk bonds than for bonds of investment grade issuers. A Fund may invest in eligible unrated securities which, in the opinion of the Adviser, offer comparable risks to those associated with permissible rated securities.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments more dramatically than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and accurately value a Fund’s assets. The reduced availability of reliable, objective pricing data may increase a Fund’s reliance on management’s judgment in valuing high yield bonds. To the extent that a Fund invests in these securities, the achievement of the Fund’s objective will be more dependent on the Adviser’s judgment and analysis than it would otherwise be. In addition, high yield securities in a Fund’s portfolio may be susceptible to adverse publicity and investor perceptions, whether or not these perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower rated securities and may do so in the future, particularly with respect to highly leveraged issuers.

Corporate Debt Securities. Investment in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers is limited to corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities and including corporate income-producing securities, which meet the minimum ratings criteria. The Funds’ investments in corporate bonds will generally be of short to medium-term maturities and, on average, will have a credit rating of A.

Credit Risk. Credit risk relates to the ability of an issuer to pay interest and principal as they become due. Generally, lower quality, higher yielding bonds are subject to more credit risk than higher quality, lower yielding bonds. A default by the issuer of, or a downgrade in the credit rating assigned to, a fixed-income security in a Fund’s portfolio will reduce the value of the security.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities after their acquisition will not affect the cash interest payable on those securities but will be reflected in the valuations of those securities used to compute a Fund’s NAV. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This is especially true under recent economic conditions in which interest rates have been at historically low levels and inflation reached historically high levels. The negative impact on fixed-income securities from interest rate increases could be swift and significant.

Inflation Risk. Inflation creates uncertainty over the future real value of an investment (the value after adjusting for inflation). The real value of certain assets or real income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by a fund. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy. Moreover, a fund’s investments may not keep pace with inflation, which may result in losses to fund shareholders or adversely affect the real value of shareholders’ investment in a fund. Fund shareholders’ expectation of future inflation can also impact the current value of a fund’s portfolio, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Unrated Bond Risk. Unrated bonds determined by the investment adviser to be of comparable quality to rated bonds that the Fund may otherwise purchase may pay a higher interest rate than the rated bonds, but they are subject to a greater risk of illiquidity and price changes because less public information is typically available regarding unrated bonds or issuers compared to rated bonds or issuers.

LIBOR Transition Risk. LIBOR was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer as a result of the transition remain a concern. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally. The impact of the transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined.

In addition, interest rates or other types of rates and indices which are classed as "benchmarks" have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the Benchmarks Regulation"). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely.

Call (Prepayment) Risk and Extension Risk. Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life and duration of, the security. This typically happens when interest rates have declined, and a Fund will suffer from having to reinvest in lower yielding securities.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected. This typically happens when interest rates have increased. Slower than expected prepayments will have the effect of extending the average life and duration of the obligation and possibly of a Fund’s fixed-income portfolio.

Prepayments that are faster or slower than expected may reduce the value of the affected security.

Maturity and Duration. The effective maturity of an individual portfolio security in which a Fund invests is defined as the period remaining until the earliest date when the Fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the Fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity.

Duration is a measure of a debt security’s price sensitivity taking into account expected cash flows and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each Fund may use various techniques to shorten or lengthen the option-adjusted duration of its fixed-income portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Bank and Corporate Obligations. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct obligations of domestic or foreign issuers. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.

Repurchase Agreements. The Funds may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, a Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date. This allows a Fund to keep its assets at work but retain overnight flexibility pending longer term investments.

Repurchase agreements involve credit risk. For example, if a seller defaults, a Fund will suffer a loss if the proceeds from the sale of the collateral are lower than the repurchase price. If the seller becomes bankrupt, a Fund may be delayed or incur additional costs to sell the collateral. To minimize risk, collateral must be held with the Funds’ custodian and at least equal the market value of the securities subject to the repurchase agreement plus any accrued interest. Repurchase agreements collateralized entirely by cash or U.S. government securities may be deemed to be fully collateralized pursuant to Rule 2a-7 under the 1940 Act and may be deemed to be investments in cash or U.S. government securities.

U.S. Government Securities. U.S. Government securities include U.S. Department of the Treasury (“Treasury”) obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, which are supported by:
•the full faith and credit of the Treasury (such as the Government National Mortgage Association (“GNMA”));
•the right of the issuer to borrow from the Treasury ( e.g., Federal Home Loan Banks);
•the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC”)); or
•only the credit of the agency and a perceived “moral obligation” of the U.S. Government.

No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (1) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (2) participations in loans made to non-U.S. Governments or other entities that are so guaranteed, however there is a risk that the U.S. Government fails to pay interest or principal on U.S. Government obligations and such failure, or a perceived likelihood of such failure, will negatively impact the value and credit rating of U.S. Government obligations. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. Government securities also include Treasury receipts, zero coupon bonds, Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities. The interest and principal components of stripped U.S. Government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount.

Fannie Mae and FHLMC have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and FHLMC and the value of their debt and equity securities and the securities which they guarantee.

Municipal Securities Risk. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by the Fund. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or projects backing such securities to generate taxes or revenues. There is also a risk that the interest on a municipal security that is expected to produce tax-exempt income may be subject to income tax, which could decrease the value of the security.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (“IRS”) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value

Municipal securities are generally traded via a network among dealers and brokers that connect buyers with sellers. Liquidity in the tax exempt market has been reduced as a result of overall economic conditions and credit tightening. The condition of the secondary market for particular municipal bonds and other debt securities may make them more difficult to value or sell.

Mortgage-Backed Securities. Each Fund may invest only in those mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

A Fund’s investments in mortgage-backed securities may include conventional mortgage pass-through securities and certain classes of multiple class collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a Fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class (“PAC”) and target amortization class (“TAC”) securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis. The simultaneous payments are taken into account in calculating the final distribution date of each class. Each Fund may invest in the most junior classes of CMOs, which involve the most interest rate, prepayment and extension risk.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. Government include, but are not limited to, the GNMA, Fannie Mae and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the Treasury. Although the U.S. Government has provided financial support to Fannie Mae and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to securities not backed by the full faith and credit of the U.S. Government. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-Issued Mortgage-Backed Securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. Government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities.

Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Asset-Backed Securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities. A Fund may invest in any type of asset-backed security if the Adviser determines that the security is consistent with the Fund’s investment objective and policies.

Floating Rate/Variable Rate Notes. Some notes purchased by a Fund may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other support arrangements. If a security would not satisfy a Fund’s credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a Fund’s credit quality standards.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a Fund to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or there are periods during which the Fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Fund will be subject to the Fund’s limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist, and the Fund cannot demand payment of the principal amount of such instruments within seven days.

Defaulted/Distressed Securities Risk. Although the Fund invests in investment grade rated securities, a security rated investment grade, could experience a downgrade and become distressed or default. Distressed securities may not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. It may be difficult to obtain reliable information as to the true financial condition of the issuer of a distressed security. Distressed securities are at high risk for default. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale. The Fund may lose its entire investment or be required to accept cash or securities with a value less than its original investment.

Structured Securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of and/or interest in amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Pay-In-Kind, Delayed Payment and Zero Coupon Bonds. These securities are generally issued at a discount from their face value because cash interest payments are typically postponed until maturity or after a stated period. The amount of the discount rate varies depending on such factors as the time remaining until maturity, prevailing interest rates, the security’s liquidity and the issuer’s credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond more to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes. This income is required to be distributed to shareholders. A Fund’s investments in pay-in-kind, delayed payment and zero coupon bonds may require the Fund to sell portfolio securities to generate sufficient cash to satisfy its income distribution requirements.

ILLIQUID AND RESTRICTED SECURITIES

A Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), including commercial paper issued in reliance on Section 4(a)(2) of the 1933 Act, or Rule 144A securities (Rule 144A securities are unregistered securities sold by private companies to qualified institutional buyers through a broker-dealer), as well as private placements issued under Regulation S, and, therefore, are restricted as to their resale. However, a Fund will not invest more than 15% of its net assets in illiquid investments. If it is determined that the securities are liquid, they will not be subject to the 15% limit in illiquid investments. The practice of investing in restricted securities could have the effect of decreasing the level of liquidity in the Fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

Illiquid investments are investments that the Adviser reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value. Illiquid investments may be more difficult to value.

DERIVATIVE INSTRUMENTS

General. The Funds may, but are not required to, invest in derivative instruments, which are commonly defined as financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, security or index. The Funds’ transactions in derivative instruments may include:

i.the purchase and writing of options on securities (including index options) and options on foreign currencies;

ii.the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

iii.entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, and related caps, collars, floors and swaptions.

The success of transactions in derivative instruments depends on an Adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes a Fund to additional investment risks and transaction costs. If an Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Each Fund may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The risks and policies of various types of derivative investments in which the Funds may invest are described in greater detail below.

Under Rule 18f-4 each Fund limits the notional amount of its derivatives transactions to 10% or less of its net assets in order to qualify as a “limited derivatives user” and has adopted and implemented policies and procedures reasonably designed to manage the Fund's derivatives risks.

Options on Securities and Securities Indices. A Fund may purchase and write (sell) call and put options on any securities in which it may invest or on any securities index containing securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as “closing purchase transactions.”

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s portfolio securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.

A Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets. Imperfect correlation between the options and securities markets may detract from their effectiveness. In addition to the other risks associated with options described herein, a Fund may suffer a loss if it is unsuccessful in employing an options strategy and the Fund’s total return may be less than if it had not engaged in the options transaction.

Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the Prospectus or if permitted by its investment restrictions. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission (“CFTC”). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities which the Fund intends to purchase. A Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund’s exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts. Pursuant to CFTC Rule 4.5, the Adviser has filed a notice of exclusion from registration as a commodity pool operator with respect to the Trust and therefore the Adviser is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. The Adviser intends to limit each Fund’s use of commodity interests so as to remain eligible for the exclusion.

Limitations on Use of Futures and Options Thereon. A Fund that may use futures and futures options will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash, U.S. government securities or other securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued at the official price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with the procedures established by the Board that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with the procedures established by the Board that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The requirements for qualification as a regulated investment company for federal income tax purposes also may limit the extent to which a Fund may enter into futures, futures options and forward contracts.

Risk Factors in Futures Transactions and Options Thereon. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged.

The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.

The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by a Fund. As a result, the Fund’s ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund’s investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

Each Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Adviser, there appears to be an actively traded secondary market for such futures contracts.

The successful use of transactions in futures and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Risks of Potential Government Regulation of Derivatives. Future regulatory developments could impact the Funds’ ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategies, and could ultimately prevent a Fund from being able to achieve its investment objective.

The futures, options and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of futures, options and swaps transactions in the United States is a changing area of law and is subject to modification by government and judicial action.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulations have imposed requirements for OTC derivatives, including financial instruments, such as swaps, in which a Fund may invest. Title VII of the Dodd-Frank Act made broad changes to the OTC derivatives market, grants significant authority to the SEC, the CFTC, and other federal regulators to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions. The CFTC and the SEC finalized the definition of “swap” and “security-based swap” and provided parameters around which contracts will be subject to further regulation under the Dodd-Frank Act. Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund’s portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of these futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Foreign Currency Transactions. A Fund’s foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A Fund may elect to hedge less than all of its foreign currency portfolio positions if deemed appropriate by the Adviser.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for currency gains if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally expected that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign Currency Options. Each Fund may purchase or sell (write) call and put options on currency. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller of the option is obligated to fulfill the terms of the written option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time before expiration.

A purchased call option on a foreign currency generally rises in value if the underlying currency appreciates in value. A purchased put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, the option will not limit changes in the value of such currency. For example, if a Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, a Fund might enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, might purchase a foreign currency call option to hedge against a rise in value of the currency. If the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively thin, and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. A Fund will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency. Nevertheless, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment performance of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. currency option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions. By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. A Fund may sometimes be able to achieve these objectives more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

The sale of a foreign currency futures contract creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. The purchase of a currency futures contract creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Currency futures contracts are closed out by entering into an offsetting purchase or sale transaction for the same aggregate amount of currency and delivery date. If the sale price of a currency futures contract exceeds the price of the offsetting purchase, the Fund realizes a gain. If the sale price is less than the offsetting purchase price, the Fund realizes a loss. If the purchase price of a currency futures contract is less than the offsetting sale price, the Fund realizes a gain. If the purchase price of a currency futures contract exceeds the offsetting sale price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

U.S. Dollar Denominated Securities of Non-U.S. Companies. Each Fund may invest without limit in U.S. dollar-denominated securities of non-U.S. companies.

Swaps, Caps, Floors, Collars and Swaptions. As one way of managing its exposure to different types of investments, a Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, floors and swaptions. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. A swaption is an option to buy or sell a swap position.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield.

Swap agreements are sophisticated risk management instruments that typically require a small cash investment relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Swap agreements are subject to credit risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions. The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a set price at a set date beyond customary settlement time. A Fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis involve a risk of loss if the security to be purchased declines in value, or a security to be sold increases in value, before the settlement date. The failure of the issuer or other party to consummate the transaction may result in a Fund’s losing the opportunity to obtain an advantageous price. Although a Fund usually intends to acquire the underlying securities, the Fund may dispose of such securities before settlement. For purposes of determining a Fund’s average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

Short Sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security from a broker or other institution to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. As a result, there is no limit to the potential loss on a short sale. Until the security is replaced, the Fund is required to pay the broker from which it borrowed the security an amount equal to any dividends or interest that accrue during the period of the loan. Short sale dividends are treated as an expense and can increase a fund’s total expense ratio although no cash is received or paid by the Fund. To compensate the broker, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of the Fund’s net assets.

While the Fund is short a security, it is subject to the risk that the security’s lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happened, the Fund would have to buy replacement shares immediately at the security’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

The Fund will also incur transaction costs in effecting short sales. Short sales involve other costs. The Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The amount of any gain for the Fund resulting from a short sale will be decreased and the amount of any loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

OTHER INVESTMENT PRACTICES AND RISKS

Active Management. The Funds are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result. The management strategy or securities selection methods the Adviser uses in managing the Funds could prove less successful than anticipated or could be unsuccessful. This risk is common for all actively managed funds.

Cyber Security Risk. The Funds and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, ransomware, or various other forms of cyber-attacks. Cyber security breaches affecting a Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Operational Risk. The Funds are exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The Funds seek to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. In addition, liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When a Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for an investment, a Fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Large Shareholder Purchase and Redemption Risk. The Funds may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Funds. Such large shareholder redemptions or purchases may cause a Fund to sell its securities or invest additional cash, as the case may be, at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. Similarly, large share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Reverse Repurchase Agreements. The Funds may enter reverse repurchase agreements whereby a Fund sells portfolio assets with an agreement to repurchase the assets at a later date at a set price. A Fund continues to receive principal and interest payments on these securities. The Funds rely on Rule 18f-4(d)(1)(i) of the 1940 Act with respect to reverse repurchase agreement transactions, and maintain cash or liquid securities, having a value at least equal to the repurchase price of the agreement, plus accrued interest.

Reverse repurchase agreements involve the risk that the value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are borrowings by a Fund and are subject to its investment restrictions on borrowing.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A Fund may engage in short-term trading in response to market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or enhance income. Short-term trading may have the effect of increasing a Fund’s portfolio turnover rate. A high rate of portfolio turnover involves correspondingly higher brokerage costs that must be borne directly by the Fund and thus indirectly by the shareholders, reducing the shareholders’ return. Short-term trading may also increase the amount of taxable gains that must be distributed to shareholders. As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental, which means they may be changed with respect to a Fund only with the approval of the holders of a majority of that Fund’s outstanding voting securities, defined under the 1940 Act as the lesser of: (1) 67% or more of that Fund’s voting securities present at a meeting if the holders of more than 50% of that Fund’s outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Fund’s outstanding voting securities.

1.A Fund may not borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

2.A Fund may not make loans to other persons, except loans of securities not exceeding one-third of the Fund’s total assets, investments in debt obligations and transactions in repurchase agreements.
3.A Fund may not purchase, sell or invest in real estate, but, subject to its other investment policies and restrictions, may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund’s ownership of securities.
4.A Fund may not invest in commodities or commodity futures contracts, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors, collars and swaptions.
5.A Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act when selling portfolio securities.
6.The RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Municipal Fund with respect to 75% of its total assets, may not invest more than 5% of such Fund’s total assets in the securities of any single issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than: (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (2) securities of other investment companies.
7.[The RMB Quality Intermediate Core Fund shall not purchase the security of an issuer if, as a result of the purchase, the Fund will have invested more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry or group of industries (excluding: the U.S. Government and its agencies and instrumentalities; any state, territory, or possession of the U.S. and their agencies, authorities, instrumentalities, and political subdivisions), except that the Fund intends to invest up to 40% of its total assets in the securities of issuers in the industrial and or financial sectors from time to time when the Fund’s investment adviser determines, based on suitable market credit conditions and credit spread compensation, that sector concentrations are appropriate in pursuit of the Fund’s investment objective.]
8.The RMB Quality Intermediate Tax-Exempt Municipal Fund shall not purchase the security of an issuer if, as a result of the purchase, the Fund will have invested more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry or group of industries (excluding: the U.S. Government and its agencies and instrumentalities; any state, territory, or possession of the U.S. and their agencies, authorities, instrumentalities, and political subdivisions).
With respect to Fundamental Investment Restriction 1, the 1940 Act currently permits each Fund to borrow from banks in an amount that may not exceed 33 1/3% of the value of the Fund’s total assets at the time of borrowing. In the event that a Fund’s borrowings exceed 33 1/3% of the value of the Fund’s total assets, the Fund will be required to reduce the amount of its borrowings as promptly as practicable, but in no event later than three business days.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are non-fundamental and may be modified by the Trustees without shareholder approval. Each Fund may change the policies described below upon 60 days’ notice to shareholders.

1.A Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid securities.
2.A Fund may invest in other investment companies, including any closed-end or open-end investment company, hedge fund or unregistered investment company, as permitted by the 1940 Act or by such exemptions as may be granted by the Commission by any rule, regulation or order.
3.A Fund may not invest in a company for the purpose of exercising control or management of the company.

For purposes of non-fundamental investment restriction 1. (above), an illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Except with respect to 300% asset coverage for borrowing required by the 1940 Act, whenever any investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.

Additional investment restrictions applicable to the Funds are set forth in the Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the general policy of the Trust and each Fund that neither the Funds nor their service providers may selectively disclose a Fund’s portfolio holdings information to any current or potential investor in the Funds, including individuals, institutions and financial intermediaries, in advance of the date such information is disclosed publicly by the Fund(s).

The Board has adopted policies and procedures relating to disclosure of a Fund’s portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to Fund shareholders.

The Funds, like other typical mutual funds, rely on various service providers (including the Adviser) and other affiliated and/or unaffiliated entities, to perform all services relating to the Funds’ operations. Some services, such as custody, fund audits, proxy voting, compliance testing, and pricing of portfolio securities, require that the service provider have almost continuous access to information about a Fund’s current portfolio holdings. Other service providers, such as lawyers and accountants, are permitted to review information about a Fund’s current portfolio holdings on a periodic basis. In addition, if a Fund wants to sell certain securities in its portfolio, the Fund will have to identify those securities to the broker handling the sale. It is the Trust’s policy to grant access to portfolio information in the above and other appropriate circumstances only to the extent necessary so that the provider may perform its services relating to the Funds’ operations and the provider is subject to a duty of confidentiality, including a duty not to trade on the non-public information.

In addition, the Trust permits disclosure of non-public portfolio holdings information to third parties in limited circumstances where the Trust or a service provider has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

It is also the policy of the Trust that none of the Funds or their service providers may enter into any arrangements pursuant to which they will receive compensation or other consideration directly or indirectly in return for the disclosure of non-public information about a Fund’s portfolio holdings.

Periodic Public Disclosure

The full portfolio holdings of each Fund are filed quarterly with the Commission within the time periods prescribed by rules of the Commission. Further, information regarding each Fund’s portfolio holdings is provided to shareholders on a semi-annual basis in accordance with, and within the time periods prescribed by, rules of the Commission.

The Funds’ portfolio holdings are published monthly, with approximately a 30-day lag, on the Funds’ website. This policy is described in the Funds’ current Prospectus and may be discontinued by the Trust without notice. The Trust considers a Fund’s portfolio holdings not to be confidential on the next day after its portfolio holdings are published on the Funds’ website.

In certain instances, a Fund’s month-end portfolio holdings may be disclosed earlier than 30 days after the end of a month to certain third-parties under the following conditions: (i) for legitimate business purposes; and (ii) no adverse impact is anticipated to Fund shareholders. In addition, each Fund’s month-end top 10 holdings reports may be made available by the seventh calendar day after month-end.

Disclosure of Holdings to Analytical Companies

The Funds’ portfolio holdings generally are sent to certain analytical companies (e.g., Morningstar, Bloomberg, Broadridge, S&P, Thomson Financial, etc.) and investment consultants either monthly or quarterly on the next business day after a complete set of holdings is available on the Funds’ website.

Disclosure of Individual Portfolio Holdings

From time to time, employees of the Adviser may express their views orally or in writing on securities held in the Funds with the public, media, current or prospective shareholders of the Funds, investment consultants/advisers and/or rating/ranking firms. The securities may be ones that were purchased or sold since the Funds’ most recent month-end portfolio holdings and may not yet be disclosed on the Funds’ website. In these situations, the confirmation of whether a security is held in a Fund and its portfolio weighting as of a specific date must follow the public disclosure procedures as described above, including prompt public disclosure following such confirmation.

Disclosure of Holdings to Service Providers and Other Parties

The Funds’ portfolio holdings are disclosed to service providers on an on-going basis in the performance of their contractual duties. These providers include, but are not limited to, the Funds’ custodian, fund accountant, fund administrator, printing companies, public accounting firm and attorneys. Holdings are disclosed to service providers that perform operational services for all of the accounts managed by the Adviser, including the Funds, which include back office services, portfolio accounting and performance systems services, proxy voting services and analytical and trading systems. Employees of the Adviser (as applicable) also may have frequent access to portfolio holdings. The frequency of disclosure to these parties varies and may be as frequently as intra-day with no lag.

Various broker/dealer and other parties involved in the trading and settlement process have access to Fund portfolio information when a Fund is buying and selling securities for its portfolio.

Non-public disclosure of the Funds’ portfolio holdings will only be made to service providers and other parties who are under a duty of confidentiality to the Funds, whether by explicit written agreement or by virtue of their duties to the Funds. The Trust and the Adviser will make reasonable efforts to obtain written confidentiality agreements and prohibitions on trading based on knowledge of the Funds’ portfolio holdings with the service providers and other parties who receive the Funds’ portfolio holdings information prior to the holdings being made public. Employees of the Adviser are subject to their respective employer’s code of ethics, but the improper use of Fund portfolio holdings by other parties is possible, notwithstanding contractual and confidentiality obligations.

Board Oversight of Disclosure of Fund Portfolio Holdings

Exceptions to these policies may be granted only by the Board, the Trust’s President, Treasurer, Secretary, Senior Vice President or Chief Compliance Officer (“CCO”) upon a determination that the release of information (1) would be appropriate for legitimate business purposes and (2) is not anticipated to adversely affect Fund shareholders. Any such disclosures of Fund portfolio holdings shall be disclosed to the Board at its next regular meeting.

Notwithstanding anything herein to the contrary, the Board and an appropriate officer of the Trust, or the Trust’s President or CCO may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these disclosure policies. (For example, the Funds may determine to not provide purchase and sale information with respect to Funds that invest in less liquid securities.)

There is no assurance that the Trust’s disclosure policies will protect the Funds from potential misuse of holdings information by individuals in possession of that information.

SERVICES FOR SHAREHOLDERS

SHAREHOLDER ACCOUNTS

When an investor initially purchases shares, an account will be opened on the books of the Trust by the transfer agent. The investor appoints the transfer agent as agent to receive all dividends and distributions and to automatically reinvest them in additional shares of the same class of shares. Distributions or dividends are reinvested at a price equal to the NAV of these shares as of the ex-dividend date.

Shareholders who do not want automatic dividend and distribution reinvestment should check the appropriate box of the new account application or notify the transfer agent and, ten business days after receipt of such notice, all dividends and distributions will be paid by check.

PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

The Funds currently offer Class I shares. The Trustees and officers reserve the right to change or waive a Fund’s minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in a Fund’s best interest.

[Investor Class shares of the Funds are not currently being offered.] Please see the Prospectus for further information regarding whether a Fund is currently offering shares of a particular class.

INVESTOR CLASS SHARES

Investor Class shares, if offered in the future, will be sold at the NAV next determined after receipt of an investor’s purchase order. Investor Class shares are not subject to an initial sales charge and are not subject to a contingent deferred sales charge (“CDSC”) upon redemption. Investor Class shares are subject to an annual Rule 12b-1 distribution and shareholder services fee of 0.25% (discussed below under “12b-1 Distribution Plan”). Investor Class shares have lower minimum investment thresholds than the Class I shares.

CLASS I SHARE PURCHASES

Class I shares are sold at the NAV next determined after receipt of an investor’s purchase order. Class I shares are not subject to an initial sales charge, a CDSC upon redemption, or a Rule 12b-1 fee. Class I shares do not convert into any other class of shares.

REDEMPTION OF SHARES

Investors in the Funds may redeem shares on any day the Funds are open for business — normally when the New York Stock Exchange (“NYSE”) is open — using the proper procedures described below. See “Net Asset Value” for a list of the days on which the NYSE will be closed.

1.Through Participating Dealers Or Other Financial Intermediaries. If an investor’s account has been established by a participating dealer or other financial intermediary, the investor should contact their financial adviser or financial intermediary to assist the investor with the redemption. Requests received by a financial adviser or financial intermediary before the close of the NYSE and transmitted to the transfer agent by its close of business that day will receive that day’s NAV.
2.Redemption Directly through the Transfer Agent. Redemption requests sent by mail to the transfer agent will receive the NAV of the shares being redeemed that is next determined after the request is received in “good form.” “Good form” means that the request is signed in the name in which the account is registered and the signature is guaranteed by a guarantor who participates in the medallion signature guarantee program. Eligible guarantors include member firms of a national securities exchange, certain banks and savings associations and, credit unions, as defined by the Federal Deposit Insurance Act. An investor should verify with the transfer agent that the institution is an acceptable (eligible) guarantor before signing. The transfer agent reserves the right to request additional confirmation from guarantor institutions, on a case by case basis, to establish eligibility. A guarantee from a notary public is not acceptable. Redemption requests for $50,000 or less (whether written or telephonic), which are payable to the registered owner at the legal address of record do not require an additional medallion signature guarantee at the time of redemption.
3.Redemption by Telephone. Unless an investor has elected otherwise on its new account application, redemption requests may be made by telephone with the transfer agent for amounts of up to $50,000. The investor or its financial professional can sell shares of the Fund by calling 1-800-462-2392. Please press 1 and follow the automated menu to speak with a customer service representative of the Fund. A check will be mailed to the investor on the following business day.
Redemption requests by a corporation, trust fiduciary, executor or administrator (if the name and title of the individual(s) authorizing such redemption is not shown in the account registration) must be accompanied by a copy of the resolution or other legal documentation appointing the authorized individual, signed and certified within the prior 60 days. The investor may obtain from the transfer agent, forms of resolutions and other documentation, which have been prepared in advance to help shareholders comply with the Funds’ procedures.

The Funds do not charge for their services in connection with the redemption of Fund shares, but upon prior notice may charge for such services in the future. Other securities firms may charge their clients a fee for their services in effecting redemptions of shares of the Funds.

Terms of Redemptions. The amount of your redemption proceeds will be based on the NAV next computed after the transfer agent receives the redemption request in proper form. Payment for the redemption normally will be mailed to the shareholder, except as provided below. A shareholder’s redemption proceeds will normally be mailed or wired the day after the redemption is processed. If the shareholder purchased shares by check, the payment of redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with federal funds or a certified check.

Beneficial owners of shares held of record in the name of the participating dealer or other financial intermediary may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the New York Stock Exchange (“NYSE”), or when trading in the markets a Fund normally uses is restricted or an emergency exists, as determined by the Commission, so that disposal of a Fund’s assets or determination of its NAV is not reasonably practicable, or for such other periods as the Commission by order may permit.

Each Fund reserves the right to redeem a shareholder’s account if its value, due to redemptions and not as a result of a decline in market value, is less than the minimum initial investment amount applicable to such share class and account type. The affected Fund will give the shareholder 60 days’ notice to increase the account value to the minimum purchase amount. Redemption proceeds will be mailed in accordance with the procedures described above.

Redemptions in Kind. Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities, as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge will be incurred and the shareholder may be subject to tax on any appreciation of such securities. The Funds will value securities distributed in an in kind redemption at the same value as is used in determining NAV. During periods of distressed market conditions, when a significant portion of a Fund’s portfolio may be comprised of less-liquid investments, a Fund may be more likely to pay redemption proceeds by giving you securities. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Purchases, Redemptions or Exchanges Through Authorized Broker-Dealers or Investment Professionals. Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the current Prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees that you may be charged.

NET ASSET VALUE

Each Fund determines the NAV per share of each class on each business day as of the close of regular trading (generally 5:00 p.m. Eastern time) on the NYSE by dividing the Fund’s net assets attributable to that class by the number of its shares of that class outstanding and rounding to the nearest cent. For purposes of determining NAV, expenses of the classes of a Fund are accrued daily and taken into account. If the NYSE closes early, the Funds accelerate the determination of NAV to the closing time. The NAV will not be calculated on days on which the NYSE is closed for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund values the securities in its portfolio on the basis of official closing or last reported sale prices on the security’s primary exchange, the mean of the closing or last reported bid and ask prices for the security, or valuations provided by independent pricing services. If market quotations for a portfolio holding are unavailable, or deemed by the Adviser to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board. When fair value pricing is employed, the value of the portfolio holding used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular investment may be materially different from the value realized upon its sale. The Adviser’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance and the Adviser’s asset-based fees.

Exchange-Listed Equities and Funds and Depositary Receipts
The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date. If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.

The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date. The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP. If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

Over-the-Counter Securities
Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date. If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.

Foreign Securities
Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates. For portfolio holdings which trade in markets that close prior to the close of trading on the NYSE, which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.

Options
Options traded on an exchange are valued at the last reported sale price. If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.

Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds)
Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs. If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.

Fixed-Income Securities
Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.

FEDERAL INCOME TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations, including the application of state, local and foreign tax laws.

The discussions of the federal income tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (previously defined as the “Code”), and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. This discussions assumes that each investor holds his, her or its shares in a Fund as a capital asset.

A “U.S. shareholder” is a beneficial owner of shares of a Fund that is for the U.S. federal income tax purposes
•a citizen or individual resident of the Unites States (including certain former citizens and former long term residents),
•a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United Stats or any state thereof or the District of Columbia,
•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholder has the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a United States person (as such term is defined under the Code).

A “Non-U.S. shareholder” is a beneficial owner of shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.

If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding Fund shares should consult his, her or its tax advisors with respect to the purchase, ownership and disposition of his, her or its Fund shares.

Each Fund is treated as a separate corporation for U.S. federal income tax purposes. Each Fund has elected, qualified, and intends to continue to qualify for each taxable year as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. If each Fund meets all such requirements, each Fund will not be subject to U.S. federal income tax on its investment company taxable income (determined without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to shareholders in accordance with the timing and other requirements of the Code. If a Fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level, and when such income is distributed to a further tax at the shareholder level.

Each Fund will be subject to a 4% non-deductible U.S. federal excise tax on a portion of its undistributed ordinary income and capital gain net income if it fails to meet certain distribution requirements with respect to each calendar year. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things: (i) derive at least 90% of its gross income for each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (as defined in Section 851(h) of the Code) (the “90% income test”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. Government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited in respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For the purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations (e.g., partnerships, other than qualified publicly traded partnerships, or trusts) for U.S. federal income tax purposes will generally pass through to such Fund. Consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income. The requirements for qualification as a regulated investment company may also significantly limit the extent to which a Fund may invest in certain other investments.

If a Fund qualifies as a regulated investment company and properly distributes to its shareholders each taxable year an amount equal to or exceeding the sum of: (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid; and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will be relieved of U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, and net capital gain.

For U.S. federal income tax purposes, a Fund is generally permitted to carry forward a net capital loss in any taxable year to offset its own capital gains, if any. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

For U.S. federal income tax purposes, all distributions are taxable to a U.S. shareholder whether paid in cash or in shares, except as discussed below. Distributions from a Fund’s investment company taxable income are taxable either as ordinary income or, if so reported by a Fund in written statements furnished to its shareholders and certain other conditions are met, as “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, taxable to individual and other non-corporate shareholders at long-term capital gain rates. The maximum individual rate applicable to qualified dividend income and long-term capital gains is currently 20%, plus the Medicare tax discussed below. Distributions from a Fund’s net capital gain, if any, are taxable to U.S. shareholders as long-term capital gains for U.S. federal income tax purposes without regard to the length of time such U.S. shareholders have held shares of the Fund.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. shareholders that are individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividend income distributed to individual and other non-corporate shareholders will generally be taxed at long-term capital gain rates to the extent that such dividends are attributable to qualified dividend income from a Fund’s investments in U.S. companies and certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and the U.S.shareholder. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from passive foreign investment companies will not qualify for long-term capital gain rates.

A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual or other non-corporate U.S. shareholder will not be taxable as qualified dividend income to such U.S.shareholder if: (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the U.S. shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the U.S. shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions by a Fund in excess of its current or accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. Because a return of capital distribution reduces the basis of a U.S. shareholder’s shares, a return of capital distribution may result in a higher capital gain or lower capital loss when the shares are sold. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of U.S. shareholders that are individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a U.S. shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex dividend with respect to such dividend and the U.S. shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.

Any dividend declared by a Fund in October, November or December to shareholders of record during one of those months and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the year in which it is declared. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

Certain distributions reported by a Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the interest expense limitations under Code section 163(j). Such treatment by a shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Fund is eligible to report as a section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income. A Fund may choose not to designate section 163(j) interest dividends.

Options written or purchased and futures contracts entered into by a Fund on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause a Fund to recognize gains or losses from marking-to-market even though those options may not have lapsed, been closed out, sold, or exercised, or those futures or forward contracts may not have been performed, sold or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by a Fund as long-term and/or short-term. Additionally, a Fund may be required to recognize gain if an option, futures contract, forward contract, short sale, swap or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by a Fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a Fund may receive no corresponding cash amounts, possibly requiring the disposition of Fund securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts, swaps and/or offsetting positions (Fund securities or other positions with respect to which a Fund’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts, swaps, straddles, caps, floors, collars and swaptions may affect the amount, timing and character of a Fund’s income and gains or losses and hence of its distributions to shareholders.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

Each Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Generally, the character of the income or capital gains that a Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the Internal Revenue Service (the “IRS”), a portion of a Fund’s income from residual interests in real estate mortgage investment conduits (“REMICs”) or from a REIT (or other pass-through entity) that is attributable to the REIT’s residual interest in a REMIC or an equity interest in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or taxable mortgage pool interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (iii) in the case of a Non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss and may affect the amount, timing and character of distributions to shareholders.

Each Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments in such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in a Fund would be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the applicable Fund’s total assets at the close of the taxable year were to consist of stock or securities of foreign corporations and the Fund were to file an election with the IRS. Because the investments of the Funds are such that each Fund expects that it generally will not meet this 50% requirement, shareholders of each Fund generally will not directly take into account the foreign taxes, if any, paid by that Fund and will not be entitled to any related tax credits. Such taxes will reduce the amounts these Funds would otherwise have available to distribute. A Fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income that must be distributed to shareholders to avoid Fund-level tax.

If a Fund acquires any equity interest (including, under Treasury regulations that may be promulgated in the future, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” actually or constructively received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually realized is timely distributed by a Fund to its shareholders. The Fund will not be able to pass through to its shareholders any credit for such a tax. Elections may generally be available to ameliorate these adverse tax consequences, but any such elections could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage stock holdings, if any, in passive foreign investment companies to minimize each Fund’s tax liability or maximize its return from these investments.

Dividends received by a Fund, if any, from U.S. domestic corporations in respect of any shares of the stock of such corporations with a holding period in an unleveraged position of at least 46 days (91 days in the case of certain preferred stock), extending before and after the ex-dividend dates and distributed and reported by the Fund in written statements furnished to its shareholders (except for capital gain dividends received from a regulated investment company) may be eligible for the 50% dividends received deduction generally available to a corporation under the Code. Corporate shareholders must meet the minimum holding period requirements referred to above with respect to their shares of the applicable Fund, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to Fund shares, in order to qualify for the deduction and, if they borrow to acquire, or otherwise incur debt attributable to, such shares, they may be denied a portion of the dividends-received deduction. Any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its Fund shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, and, to the extent such basis would be reduced below zero, current recognition of income would be required.

Upon a redemption of shares of a Fund (including a systematic withdrawal), an exchange of shares in a Fund for shares of another Fund of the Trust or any other disposition of shares of a Fund in a transaction that is treated as a sale for U.S. federal income tax purposes, a U.S. shareholder that is subject to U.S. federal income tax generally will realize a taxable gain or loss on the difference between the redemption proceeds and such U.S. shareholder’s tax basis in his, her or its shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in such U.S. shareholder’s hands. Generally, such U.S. shareholder will recognize long-term capital gain or loss if the shares were held by such U.S. shareholder for over twelve months at the time of their redemption, exchange or other disposition and, if not held for such period, short-term capital gain or loss. Any loss realized by a U.S. shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for U.S. federal income tax purposes, as is assumed in the foregoing discussion.

Any loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other investments in the same Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) or other substantially identical securities within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of the Fund shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal income tax basis of the shares acquired. Withdrawals under the automatic withdrawal plan involve redemptions of Fund shares, which are subject to the tax rules described above. Additionally, reinvesting pursuant to the reinstatement privilege does not eliminate the possible recognition of gain or loss upon the initial redemption of Fund shares but may require application of some of these tax rules (e.g., the wash sale rules).

Under Treasury regulations, if a U.S. shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual U.S. shareholder, or $10 million or more for a corporate U.S. shareholder, in any single taxable year (or greater amounts over a combination of years), the U.S. shareholder must file with the IRS a disclosure statement on Form 8886. A U.S. shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

U.S. shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares or exchanges of shares in a Fund for shares of another Fund of the Trust unless the acquisition of the Fund shares was debt financed. A plan participant whose retirement plan invests in a Fund generally also is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account (other than certain distributions from a Roth IRA or Coverdell education savings account) generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders and plan participants should consult their tax advisers for more information.

U.S. shareholders may be subject to a current 24% backup withholding on reportable payments, including dividends, capital gain distributions, and the proceeds of redemptions (and exchanges) of shares, if they fail to furnish the Funds with their correct taxpayer identification number and certain certifications. A Fund may also be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Non-U.S. shareholders may be subject to different U.S. federal income tax treatment. These investors may be subject to a withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on dividends from a Fund. However, the Funds will generally not be required to withhold tax on any amounts paid to a Non-U.S. shareholder with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a Non-U.S. shareholder, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts. Non-U.S. shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in a Fund or on exchanges of shares in a Fund for shares of another Fund of the Trust, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from a Fund.

In contrast, if a Non-U.S. shareholders conducts a trade or business in the United States and an investment in a Fund is effectively connected with that trade or business, then such Non-U.S. shareholders’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. shareholder.

Each Fund will generally be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act or fail to provide the Fund with an effective IRS Form W-8.

Special rules apply to Non-U.S. shareholders who receive distributions from a Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or a former United States real property holding corporation. The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a United States real property holding corporation (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USPRIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Non-U.S. shareholders and will be subject to U.S. federal withholding tax. In addition, such distributions could result in the Non-U.S. shareholders being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., ordinary income or USRPI gain) will vary depending on the extent of the Non-U.S. shareholder’s current and past ownership of a Fund.

In addition, if a Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a Non-U.S. shareholder, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. However, no such withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the Fund is a domestically controlled qualified investment entity.

Non-U.S. shareholders should consult their tax advisers regarding the tax treatment described above and the application of foreign taxes to an investment in the Funds.

Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange of shares in a Fund for shares of another Fund of the Trust) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, a Fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds may be subject to state or local taxes in any jurisdiction where the Funds may be deemed to be doing business. In addition, in those states or localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under U.S. federal income tax laws, and an investment in the Fund may have tax consequences for shareholders different from those of a direct investment in the Fund’s portfolio securities. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, as well as the U.S. federal, and any other state, local or foreign, tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

TRUST GOVERNANCE

THE BOARD

The following table provides basic information about the Trustees, including their names, the date each was first elected or appointed to office, the principal business occupations of each during at least the last five years and other directorships held. Each Trustee serves a term of unlimited duration. The mailing address of each Trustee and officer for purposes of Trust business is c/o RMB Investors Trust, One North Wacker Drive, Suite 3500, Chicago, Illinois 60606. The "Fund Complex", as the term is used in the tables below, consists of all seven series of the Trust.

Name, Address and Age	Position Held with the Funds	Term of Office and Time Served	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
MARGARET M. EISEN (1953)	Trustee and Chair	since 2013	Formerly, Trustee, Smith College, 2012-2016; Chief Investment Officer, EAM International LLC (finance and asset management), 2003- 2013; and Managing Director, CFA Institute, 2005-2008.	7	Formerly Board of Trustees, Columbia Acorn Trust (5 series) and Wanger Advisors Trust (2 series) (2002-2025); formerly, Board of Directors, IronBridge Funds, Inc. (3 series) (2017-2019).
PETER BORISH (1959)	Trustee	since 2015	President, Computer Trading Corporation (financial consulting firm), since 1995.	7	Board of Directors, CIBC Bancorp USA
MICHAEL A. VARDAS (1961)	Trustee	since 2025	Formerly, Executive Vice President and Global Head, Northern Trust Capital Markets (2009-2021).	7	None

BOARD STRUCTURE

The direction and supervision of the Trust is the responsibility of the Board. The Board establishes each Fund’s policies and oversees and reviews the management of each Fund. The Board reviews the services provided by the Adviser and U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator” or “Fund Services”) to ensure that each Fund’s general investment policies and programs are being carried out and administrative services are being provided to the Funds in a satisfactory manner. Fund Services serves as the administrator for all of the Funds.

The Board is comprised of three Trustees (the “Independent Trustees”), none of whom is considered an “interested person” of the Trust as defined in the 1940 Act (an “Interested Trustee”). The Board has appointed Ms. Eisen as its Chair. Each Trustee serves until a successor is elected, the Trustee resigns or is removed, the Trust terminates, or reaching the Trust’s mandatory retirement age for Independent Trustees (or any extension thereof). The Board may grant one or more extensions of service of up to 24 months in total to Independent Trustees who have reached the age of retirement. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after such appointment, have been elected by the Trust’s shareholders. Shareholders may remove a Trustee, with or without cause, upon the vote of two-thirds of the Trust’s outstanding shares at any meeting called for that purpose. A Trustee may be removed with or without cause by a written instrument signed by a majority of the Trustees.

The Trustees annually evaluate the performance of the Board, which evaluation includes considering the effectiveness of the Board’s committee structure. The Board believes that its leadership structure is appropriate in light of the asset size of the Trust, the number of Funds offered by the Trust, the nature of its business, and is consistent with industry practices. In particular, the Board believes that having all Independent Trustees is appropriate and in the best interests of Fund shareholders. The Board believes the existing structure enables it to exercise effective oversight over the Funds and their operations.

COMMITTEES

The Board has established two standing committees: the Audit Committee and the Nominating Committee. Each committee is chaired by and comprised solely of Independent Trustees.

The Audit Committee of the Board consists of Ms. Eisen and Messrs. Borish and Vardas, each an Independent Trustee. Ms. Eisen is the chair of the Audit Committee and is the designated Audit Committee Financial Expert. The purpose of the Audit Committee is to assist with oversight by the Board of the integrity of the Trust's financial statements, the independent auditor's qualifications and independence, the Trust's accounting policies, financial reporting and internal control system, and the performance of the Trust's independent auditors. The Audit Committee met two times during the Trust’s fiscal year ended December 31, 2024.

The Nominating Committee of the Board consists of Ms. Eisen and Messrs. Borish and Vardas, each an Independent Trustee. Mr. Borish is chair of the Nominating Committee. The Nominating Committee is responsible for considering candidates for election to the Board in the event a position is vacated or created. The Nominating Committee meets as necessary. The Nominating Committee met twice during the Trust’s fiscal year ended December 31, 2024. While the Nominating Committee will consider candidates timely recommended by shareholders to serve as a trustee, the Nominating Committee may only act upon such recommendations if there is a vacancy on the Board or the Nominating Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Trust. Any recommendation should be submitted in writing to the Secretary of the Trust, c/o Curi RMB Capital, LLC, One North Wacker Drive, Suite 3500, Chicago, Illinois 60606. Any submission should include at a minimum the following information: as to each individual proposed for election or re-election as an Independent Trustee, the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of the Trust that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an “interested person” (as defined in the 1940 Act) of the Trust, and information regarding such individual that is sufficient, in the discretion of the Nominating Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of trustees in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended, and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a trustee (if elected)). In a case where the Trust is holding a meeting of shareholders, any such submission, in order to be considered for inclusion in the Trust’s proxy statement, should be submitted within a reasonable time before the Trust begins to print and mail its proxy statement. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Nominating Committee will, in addition to any timely submitted shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Nominating Committee or other Independent Trustees. The Nominating Committee is under no obligation to nominate candidates recommended by shareholders. The Trust’s charter for the Nominating Committee specifically precludes discrimination against nominees on the basis of race, religion, national origin, sex, sexual orientation, disability, or any other basis proscribed by law.

RISK OVERSIGHT

As part of its responsibilities for oversight of the Trust and the Funds, the Board oversees risk management of each Fund’s investment program and business affairs. Day-to-day risk management functions are subsumed within the responsibilities of the Funds’ Adviser and other service providers (depending on the nature of the risk). The Funds are subject to a number of risks, including investment, compliance, valuation, and operational risks. The Board interacts with and reviews reports from the Adviser, the independent registered public accounting firm for the Funds and the Administrator regarding risks faced by the Funds and the service providers’ risk functions. The Board performs its oversight responsibilities as part of its Board and Committee activities. The Board has delegated to the Audit Committee oversight responsibility of the integrity of the Trust’s financial statements, the Trust’s compliance with legal and regulatory requirements as they relate to the financial statements, the independent auditor’s qualifications and independence, the Trust’s internal controls over financial reporting, the Trust’s disclosure controls and procedures and the Trust’s Code of Business Conduct and Ethics pursuant to the Sarbanes-Oxley Act of 2002. The Audit Committee reports areas of concern, if any, to the Board for discussion and action.

The Board has approved the Trust’s compliance program and appointed the Trust’s CCO, who is responsible for testing the compliance procedures of the Trust and certain of its service providers. The CCO reports at least quarterly to the Board regarding compliance matters relating to the Trust, and the CCO annually assesses (and reports to the Board regarding) the operation of the Trust’s compliance program. The Independent Trustees also regularly meet outside the presence of management and have engaged independent legal counsel to assist them in performing their oversight responsibilities.

QUALIFICATIONS AND EXPERIENCE OF TRUSTEES

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity. Among other attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and the independent registered public accounting firm, to exercise effective business judgment in the performance of their duties, and to represent the interests of all the shareholders. A Trustee’s ability to perform the duties effectively may have been attained through educational background or professional training; business, consulting or academic positions; experience from service as a Trustee of the Trust, or in various roles at public companies, private entities or other organizations; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific qualifications, attributes or skills of each Trustee that support the conclusion that each person is qualified to serve as a Trustee.

Mr. Borish has served as an Independent Trustee on the Board since 2015. His relevant experience includes over 30 years of experience with financial, regulatory and investment matters, including as a founder, chief executive officer and trader for multiple hedge fund firms as well as a trading coach. Mr. Borish has experience with board functions through his position on the boards of various charitable organizations and as a result of his service as an Independent Trustee since 2015.

Ms. Eisen has served as an Independent Trustee on the Board since 2013. Her relevant experience includes experience with financial, regulatory and investment matters as a result of her position as a managing director with responsibility for multibillion dollar portfolios of equities, both public and private, at two of the largest corporate pension funds in the United States. She also acquired such experience through her position as a managing director of the CFA Institute, which sets standards for measuring competence and integrity in the fields of portfolio management and investment analysis. Ms. Eisen has experience with board functions through her former position as a director of a public operating company, her service as an independent trustee on the boards of other registered investment companies from 2002 to 2025, and her service as an Independent Trustee of the Trust since 2013.

Mr. Vardas has served as an Independent Trustee on the Board since 2025. His relevant experience includes both domestic and international experience in business management, market risk management, investment management, and global capital markets. Mr. Vardas also acquired experience through his position as Executive Vice President and Global Head of Northern Trust Capital Markets from 2009 to 2021.

SECURITY AND OTHER INTERESTS

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee in all registered investment companies overseen by the Trustee within the Trust’s family of investment companies, as defined in Form N‑1A under the 1940 Act, as of December 31, 2024.

Name of Trustee	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
INDEPENDENT TRUSTEES
Peter F. Borish	None**	None

Margaret M. Eisen	None**	None

Michael A. Vardas	None**	None

*    *    Securities “beneficially owned” as defined by rules promulgated under the Securities Exchange Act of 1934, as amended (the “1934 Act”), include direct and or indirect ownership of securities where the Trustee’s economic interest is tied to the securities, the Trustee can exert voting power and where the Trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000 and over $100,000.
** As of the date of this SAI, the Funds had not yet commenced operations.

1 As of December 31, 2024, the RMB family of Funds consisted of the RMB Fund, the RMB Mendon Financial Services Fund, the RMB International Fund, the RMB Small Cap Fund, the RMB SMID Cap Fund and the RMB Japan Fund which was liquidated and terminated on February 19, 2025.

For the two-year period ended December 31, 2024, none of the Independent Trustees, or their immediate family members, owned, beneficially or of record, any securities in the Adviser or principal underwriter of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust.

COMPENSATION OF TRUSTEES AND OFFICERS

Officers affiliated with the Adviser, except the CCO of the Trust, are not compensated by the Trust for their services. The Trust pays the Independent Trustees an annual retainer, supplemental compensation for Board and Audit Committee Chair positions and a per-meeting fee and reimburses them for their expenses associated with attendance at meetings. The table below sets forth the aggregate amount of compensation paid to each Independent Trustee and the Trust's CCO by the Trust for the fiscal year ended December 31, 2024, and excludes reimbursed expenses (e.g., out of pocket expenses incurred in attending Board and applicable Committee meetings).

Name of Person, Position	Pension or Retirement Benefits Accrued	Total Compensation from Trust and Fund Complex*
INDEPENDENT TRUSTEES
Peter F. Borish	N/A	$100,000
Margaret M. Eisen	N/A	$130,000
James Snyder**	N/A	$97,500
Michael A. Vardas***	N/A	None
Total	N/A	$327,500
TRUST CHIEF COMPLIANCE OFFICER
Joseph D. McDermott	N/A	$70,000
*The Funds are newly offered and therefore the Funds did not pay any of the amounts shown in this table.
**Mr. Snyder retired from the Board effective December 31, 2024.
*** Mr. Vardas began serving on the Board effective January 1, 2025.

OFFICERS

Name, Address and Age	Position Held with the Funds	Term of Office and Time Served	Principal Occupation During the Past 5 Years

OFFICERS
CHRISTOPHER M. GRAFF (1973)	President	since 2019	Chief Investment Strategist of the Advisor (since 2025); Co-Chief Investment Officer of the Adviser (2018-2024); Managing Director of Asset Management of the Adviser (since 2011).
MAHER A. HARB (1968)	Chief Financial Officer and Treasurer	since 2016	Chief Financial Officer of the Adviser (since 2008).
JOSEPH D. MCDERMOTT (1969)	Chief Compliance Officer	since 2023
Chief Compliance Officer and Chief Risk Officer of the Adviser (since 2022); Managing Director, Alaric Compliance Services, LLC (2019-2022); Chief Compliance Officer, THL Credit Senior Loan Fund (2018-2019); Compliance Manager, THL Credit Senior Loan Strategies, LLC (2018-2019).

FRANK A. PASSANTINO (1964)	First Vice President, Assistant Secretary and Anti-Money Laundering Compliance Officer	since 1990	Manager of Mutual Funds Operations of the Adviser (since 2016); First Vice President, Burnham Asset Management Corporation (funds’ former investment adviser) (1990-2016); and First Vice President, Burnham Securities, Inc. (1990- 2016).
JENNIFER BOYCE (1973)	Secretary	since 2025	Senior Vice President, Senior Operations Manager of the Advisor (since 2017), Investment Operations Associate, IronBridge Capital Management (2011-2017)

PORTFOLIO MANAGERS

Other Accounts Managed

The following table provides information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of [June 30, 2025].

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Other Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Municipal Fund
Jeffrey L. Bryden, CFA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Jonathan G. Rigano, CFA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Rebecca S. Fisher	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Patrick N. Thiel	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Description of Compensation

The Adviser’s investment team, including the Funds’ portfolio managers, is compensated in various forms, which typically includes the following: (i) a base salary, (ii) individual bonus, and (iii) profit sharing. Compensation is used to reward, attract and retain high quality investment professionals.

Fixed salaries and individual bonuses for investment professionals are determined by the Adviser’s compensation committee, using tools which may include annual evaluations, compensation surveys, and feedback from other employees. The amount of the individual bonus is determined by a mix of quantitative and qualitative measures related largely to (i) the performance of the specific funds and accounts managed by the individual and (ii) the individual’s contributions to the investment process and overall teamwork. For these purposes, fund and account pre-tax performance is evaluated on an absolute basis and in relation to a benchmark over one- and three-year periods. Each Fund’s applicable benchmark is provided below. The individual bonus is not based on a pre-determined percentage of the Adviser’s revenues or net income.

Fund	Benchmark
RMB Quality Intermediate Core Fund	Bloomberg Intermediate Government/Credit A+ Index
RMB Quality Intermediate Tax-Exempt Municipal Fund	ICE BofA 1-12 Year AAA-AA Municipal Securities Index

The investment team may also receive profit sharing. The Adviser believes that profit sharing will be a significant factor in ensuring a motivated and stable employee base going forward. The Adviser believes that the combination of competitive salaries, individual bonuses, and profit sharing provides the Adviser with a demonstrable advantage in the retention and motivation of employees.

The Adviser believes that its compensation structure/levels are more attractive than the industry norm, which is illustrated by the firm’s lower-than-industry-norm investment personnel turnover. The Adviser believes that overall its compensation structure/levels is aligned with the interests of the Funds’ shareholders.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The side-by-side management of a Fund, separate accounts, proprietary accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices such as cross trading between a Fund and another account raise conflicts of interest. The principal types of potential conflicts of interest that may arise are discussed below. Although the Trust and the Adviser have adopted procedures that they believe are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

•A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements. If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO.

•A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such client.

•A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

•A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the Trust and the Adviser seek to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Ownership of Securities

As of the date of this SAI, no portfolio manager beneficially owns any equity securities of the Funds.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. [The Funds are newly offered, and as of the date of this SAI the Adviser owns all outstanding Share(s) of each Fund.]

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISER

Curi RMB, located at One North Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the investment adviser to each Fund. Curi RMB is an independent diversified financial services firm that provides advisory and investment services to individuals, families, employers, trusts, family offices, endowments, and other institutions. Curi RMB is majority-owned by Curi Capital, LLC (“Curi Capital”), which is a wholly-owned subsidiary of MMIC Investment Holdings, Inc., which is wholly- owned by Curi Holdings, Inc. (“Curi”). Curi is a mutual insurance company, which is an insurance company owned by policyholders. Curi has three primary lines of business: (i) Curi Advisory helps medical practices with data-driven solutions to help protect, optimize and grow their practice; (ii) Curi Capital, which is majority owner of Curi RMB, provides financial advice and solutions to a wide array of clients; and (iii) Curi Insurance provides proactive solutions that protect medical practices and their owners and employees. Curi Capital was established in 2019 to offer wealth management and retirement plan services to Curi’s member physicians.

Compensation Information

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser, pursuant to which the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, or select a sub-adviser to carry out this responsibility, and (b) supervise all aspects of the Fund’s investment operations except those which are delegated to an administrator, custodian, transfer agent or other agent. The Funds bear all costs of their organization and operation that are not specifically required to be borne by another service provider.
As compensation for the Adviser’s services under the Advisory Agreement, each Fund pays the Adviser monthly an annualized fee based on a stated percentage of the average daily net assets of the Fund as set forth in the table below.

FUND NAME	ANNUAL ADVISORY FEE (% of average daily net assets)

RMB Quality Intermediate Core Fund	[ ]
RMB Quality Intermediate Tax-Exempt Municipal Fund	[ ]

The Funds are newly offered, and as of the date of this SAI the Funds have not yet paid advisory fees to the Adviser pursuant to the Advisory Agreement.

Additional Information

Securities held by the Funds may also be held by other investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more RMB Investors Trust’s mutual funds, including the Funds, or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Funds or for other investment advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective Funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement. In addition, the Advisory Agreement includes a mutual indemnity for the benefit of the Funds and the Adviser.

Under the Advisory Agreement, the Trust and the Funds may use the name “RMB”, “Curi” or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Trust and the Funds (to the extent that they lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser.

Marketing and Support Payments
The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments are in addition to upfront sales commissions paid by the Adviser and Rule 12b-1 distribution fees and service fees paid by the Funds (as applicable), and may be divided into categories as follows:

Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser may pay for exhibit space or sponsorships at regional or national events of financial intermediaries.

Certain Service Fees. Certain service fees charged by financial intermediaries, such as sub-administration, subtransfer agency and other shareholder services fees, which exceed the amounts payable pursuant to the Funds’ Distribution Plan (as described in this SAI), are paid by the Adviser.

The prospect of receiving, or the receipt of, additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

THE INVESTMENT ADVISER

Codes of Ethics. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Funds and Adviser has adopted a code of ethics under Rule 17j-1 under the 1940 Act. This code contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information about Fund portfolio transactions. This code of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds. The foregoing description is qualified in its entirety by the Code of Ethics, a copy of which has been filed with the SEC.

Proxy Voting Procedures. The Board has delegated proxy voting authority to the Adviser, subject to the supervision of the Board. The Adviser votes all proxies on behalf of the Funds, or may in some instances determine to not vote a proxy, in accordance with the Adviser’s proxy voting policies, which address, among other things, conflicts of interest that may arise between the interests of the Adviser and its affiliates and the interests of the Trust, and also sets forth the Adviser’s procedures for voting proxies.

The Adviser’s proxy voting policies provide that the Adviser will vote proxies with respect to client securities in a manner consistent with the best interest of its clients. The Adviser has engaged Institutional Shareholder Services, Inc. (“ISS”), a third party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the Adviser on frequent proxy proposals, such as routine matters, shareholder rights, anti-takeover matters, proxy contests, capital structure, and executive and director compensation, unless client interests or instructions require otherwise. The Adviser believes that most conflicts of interest that may otherwise arise have been mitigated by the engagement of ISS to vote proxies on behalf of the Funds. However, should a conflict of interest between the Adviser and the Funds’ interests arise, the Adviser, with the input of its Proxy Committee, will determine whether or not the Adviser may vote the proxy, whether legal counsel should be consulted regarding the conflict and voting the proxy.

Each Fund is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30th of each year. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-462-2392 and on the SEC’s website at www.sec.gov.

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (previously defined as “Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Administrator to the Funds pursuant to an administration agreement (the “Fund Services Administration Agreement”). Pursuant to the Fund Services Administration Agreement, Fund Services provides certain services to the Funds including, among other responsibilities, facilitating the Funds' payment of Fund expenses upon authorization from the Trust; monitoring the Funds' compliance with certain 1940 Act requirements and preparing and filing federal and state regulatory filings; preparing financial and tax reports; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; facilitating preparation for Board and Committee meetings, maintaining certain books and records of the Funds; and

providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Fund Services Administration Agreement, as compensation for its services, Fund Services receives from the Funds, a fee based on each Fund’s current average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant under a separate agreement.

The Funds are newly offered and no administrative fees have been paid as of the date of this SAI.

DISTRIBUTOR
Distribution Agreement. Foreside Fund Services, LLC is the distributor (also known as the principal underwriter) of the shares of the Funds effective as of the date of this SAI, and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101 (the “Distributor”). The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with the Trust, the Adviser, or any other service provider for the Funds.

Under a Distribution Agreement with the Trust (the “Distribution Agreement”), the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of a Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the applicable prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. The Adviser pays the Distributor an additional fee for certain distribution-related services.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

Rule 12b-1 Distribution Plan. The Trust has adopted a distribution plan for the Investor Class shares of the Quality Intermediate Core Fund and Quality Intermediate Tax-Exempt Municipal Fund, (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Class I shares are not subject to the Plan. The Plan is a compensation plan, which means that the amount of payments under the Plan is not linked to the Distributor’s expenditures. Pursuant to the Plan, each Fund pays the Distributor for distribution services and expenses primarily intended to result in the sale of Investor Class shares or to provide services to holders of Investor Class shares, provided the categories of expenses for which payment is made are approved by the Board. Under the Plan, the Trust shall pay to the Distributor a distribution and/or shareholder service fee at the rate of up to 0.25% per annum of the average daily NAV of the Investor Class shares of the Quality Intermediate Core Fund and Quality Intermediate Tax-Exempt Municipal Fund.

The Plan provides that the distribution and/or shareholder service fees permitted under the Plan paid by Investor Class shares of the applicable Funds may be used by the Distributor to furnish, or cause or encourage others to furnish, services and incentives in connection with the promotion, offering and sale of each Fund’s Investor Class Shares, and where suitable and appropriate, the retention of each Fund’s Investor Class Shares by the respective Fund’s shareholders. Such amounts may be spent by the Distributor, in its discretion, on, among other things: compensation to and expenses (including overhead and telephone expenses) of account executives or of other broker-dealers who engage in or support the distribution of each Fund’s Investor Class shares; printing of prospectus and reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; allowances to other broker-dealers; and distribution expenses incurred in connection with the distribution of shares of a corresponding class of any Fund or other open-end, registered investment company which sells all or substantially all of its assets to a Fund or which merges or otherwise combines with a Fund. A report of the amounts expended under the Plan is submitted to the Board each quarter. Because of the Plan, long-term shareholders may pay more over time than the economic equivalent of the maximum sales charge permitted by FINRA regarding investment companies.

Pursuant to the Distribution Agreement, amounts retained by the Distributor are not held for profit at the Distributor, but instead are used to pay for and/or reimburse the Adviser for distribution related expenditures.

General. The fees paid under the Plan are calculated and accrued daily and paid monthly or at such other longer intervals as the Board shall determine. The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class or Fund. Pursuant to the 1940 Act, a new Trustee who is not an interested person (as defined under the 1940 Act) must be nominated by existing Trustees who are not interested persons.

If a Plan is terminated (or not renewed) with respect to any one or more classes or Funds, the Plan may continue in effect with respect to a class or Fund as to which it has not been terminated (or has been renewed).

The Independent Trustees and Trust Officers have no direct or indirect financial interest in the operation of the Plan or related agreements. The Plan was adopted because of its anticipated benefits to the Funds. These anticipated benefits include: increased promotion and distribution of each Fund’s shares, an enhancement in each Fund’s ability to maintain accounts and improve asset retention, increased stability of net assets for the Funds, increased stability in each Fund’s positions, and greater flexibility in achieving investment objectives. The costs of any joint distribution activities between the Funds will be allocated among the Funds in proportion to their net assets.

The Funds are newly offered and no Rule 12b-1 Plan fees have been paid as of the date of this SAI.

CUSTODIAN

U.S. Bank National Association is the custodian of all securities and cash of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust. The Custodian attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust. The Custodian also serves as the Funds' delegated foreign custody manager, pursuant to Rule 17f-5 under the 1940 Act. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. Fund Services and the Custodian are affiliated entities under the common control of U.S. Bancorp.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

BNY Mellon Asset Servicing, located at 500 Ross Street, 154-0520, Pittsburgh, Pennsylvania 15262, is the transfer and dividend paying agent for the Trust. Its compensation is based on schedules agreed on by the Trust and the transfer agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], located at [ ] is the independent registered public accounting firm for the Trust. In addition to reporting annually on the financial statements of the Trust, the firm provides other audit, tax and related services.

SHARES OF BENEFICIAL INTEREST

DESCRIPTION OF THE TRUST’S SHARES

The Trust is a statutory trust organized on August 20, 1998 under Delaware law. The Trustees are responsible for the management and supervision of the Funds. The Trust’s Agreement and Declaration of Trust, as amended and restated (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, with a par value of $0.10 per share or such other amount as the Trustees may establish. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and non- assessable. In the event of liquidation of a Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times NAV) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the Trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the Declaration of Trust expressly provides that the Trust has been organized under Delaware law and that the Declaration of Trust will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability.

To guard against this risk, the Declaration of Trust:

i.contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees;

ii.provides for the indemnification out of Trust or Fund property of any shareholders held personally liable for any obligations of the Trust or of the Fund; and

iii.provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a Fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, we believe the risk of personal liability to a shareholder is remote.

The Declaration of Trust further provides that the Trust will indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust or any Fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

BROKERAGE

Subject to policies established by the Board and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, the Adviser will seek to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser will generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

When one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits an investment adviser, under certain circumstances, to cause a fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under their investment advisory agreement with the Funds. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive services from a broker that have both a “research” and a “non-research” use. These services may include such matters as trade execution services, general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, trade magazines, company financial data, market data, pricing services, quotation services, and news services utilized by the Adviser’s investment professionals. When received, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses. The management fee paid by each Fund is not reduced because the Adviser may receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

No transactions may be effected by a Fund with the Distributor acting as principal for its own account. Over-the-counter purchases and sales normally are made with principal market makers except where, in management’s opinion, better executions are available elsewhere. Transactions in securities on a securities exchange are generally effected as agency transactions with brokers who receive compensation for their services. U.S. Government and debt securities are traded primarily in the over-the-counter market. Certain equity securities also may be traded in the over-the-counter market. Transactions in the over-the-counter market are generally effected as principal transactions with dealers. However, transactions in the over-the-counter market may also be effected as agency transactions, such as through an electronic communications network (“ECN”) or an alternative trading system (“ATS”). The cost of transactions in securities in the over-the-counter market, whether effected through dealers, ECNs, ATSs or otherwise, may include dealer spreads, brokerage commissions, commission equivalent charges or a combination thereof.

The Funds primarily purchase and sell fixed income securities, usually as principal transactions, either directly with the issuer or with an underwriter or market maker, in which case brokerage commissions are not paid by the Funds. The Funds are newly issued and no brokerage commissions have been paid as of the date of this SAI.

FINANCIAL STATEMENTS

The Fund had not commenced operations prior to the date of this SAI and therefore does not yet have financial statements. The audited financial statements and other information for the Funds, when available, will appear in the Trust’s Form N-CSR filed with the SEC and on the Funds’ website. When available, you can obtain a copy of the Trust’s Form N-CSR, including each Fund’s shareholder report and financial statements and other information on the SEC’s website at www.sec.gov or by calling the Adviser at the telephone number set forth on the cover of this SAI.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

The following summarizes the ratings categories used by Moody’s for short-term issues:

“P-1” – Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
“P-2” – Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
“P-3” – Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added ‘+’ to denote any exceptionally strong credit feature.

“F2” – Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

“F3” – Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – High short-term default risk. Default is a real possibility.

“RD” – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS, Inc. (“Morningstar DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by Morningstar DBRS for commercial paper and short-term debt:

“R-1 (high)” - Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Adequate credit quality. The capacity for the payment of short- term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.

Long-Term Credit Ratings

An S&P Global Ratings long-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). S&P Global Ratings typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation rating is lowered to “D” if it is subject to a distressed debt restructuring.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

The following summarizes long-term issuer default ratings used by Fitch :

“AAA” – Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments.

“B” – Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC” – Substantial credit risk. “CCC” ratings indicate a very low margin for safety. Default is a real possibility.

“CC” – Very high levels of credit risk. “CC” ratings indicate a default of some kind appears probable.

“C” – Near default. “C” ratings indicate a default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:
•The issuer has entered into a grace or cure period following non-payment of a material financial obligation;
•The formal announcement by the issuer or their agent of a distressed debt exchange (“DDE”); and
•A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
“RD” - Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
•An uncured payment default or DDE on a bond, loan or other material financial obligation, but
•Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
•Has not otherwise ceased operating. This would include:
-The selective payment default on a specific class or currency of debt;

-The uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation.
“D” – Default. “D” ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a DDE. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice

The Morningstar DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which a long-term obligation has been issued. Credit ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories from AA to CCC contain the subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the credit rating is in the middle of the category. The following summarizes the ratings used by Morningstar DBRS for long-term debt:

“AAA” – Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings categories are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating categories are as follows:

“SP-1” – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – Speculative capacity to pay principal and interest.

“D” – ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer's self-liquidity.

For other short-term municipal obligations, Moody's uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody's uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), Moody's assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer's ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody's typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, and financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation's documentation).

Credit ratings provided by Morningstar DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligations. Credit ratings are not statements of fact. While historical statistics, performance, and expert opinion (on, e.g., financial statements or legal matters) can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance or events that cannot be guaranteed. As such, and to the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities and/or obligations can change. Credit ratings are also based on approved and applicable methodologies, which are periodically updated and when material changes are deemed necessary, which may also lead to changes in credit ratings.

Credit ratings typically provide an opinion on the risk that an issuer will fail to satisfy the financial obligations in accordance with the terms under which an obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which Morningstar DBRS bases its opinions is not audited or verified by Morningstar DBRS, although Morningstar DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

Morningstar DBRS uses rating symbols as a concise method of expressing its opinion to the market. However, as there are credit risk differentials that exist across the credit rating spectrum and given the limited number of rating categories, Morningstar DBRS does not assert that credit ratings in the same category are exactly the same quality.

RMB INVESTORS TRUST
POST-EFFECTIVE AMENDMENT NO. 129
PART C

OTHER INFORMATION
Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust, dated December 6, 2017, incorporated by reference to Post-Effective Amendment No. 112 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-17-006668), filed on December 19, 2017.

(b)
Amended and Restated By-Laws dated December 6, 2017, incorporated by reference to Post-Effective Amendment No. 112 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-17-006668), filed on December 19, 2017.

(c)	(1)
Instruments defining the rights of shareholder, including relevant portions of the Amended and Restated Agreement and Declaration of Trust, dated as of December 6, 2017 (see Articles V, VI, VII and IX of Amended and Restated Declaration of Trust referenced in exhibit (a)).

(c)	(2)
Instruments defining the rights of shareholder, including relevant portions of the Amended and Restated By-Laws, dated as of December 6, 2017 (see Article III of Amended and Restated By-Laws referenced in exhibit (b)).

(d)	(1)
Investment Advisory Agreement dated March 20, 2024 between the Registrant and Curi RMB Capital, LLC, with respect to RMB Fund, RMB International Fund, RMB Small Cap Fund and RMB SMID Cap Fund, incorporated by reference to Post-Effective Amendment No. 127 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-24-002834), filed on April 29, 2024.

(d)	(2)
First Amendment to Investment Advisory Agreement dated May 14, 2024 between the Registrant and Curi RMB Capital, LLC, with respect to RMB Mendon Financial Services Fund incorporated by reference to Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A (Accession No. 0000894189-25-002979), filed on April 29, 2025

(d)	(3)	Second Amendment to the Investment Advisory Agreement dated [ ] between the Registrant and Curi RMB Capital, LLC with respect to the RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Municipal Fund – to be filed by amendment.
(e)	(1)
Distribution Agreement dated May 31, 2017 between the Registrant and Foreside Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 112 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-17-006668), filed on December 19, 2017.

(e)	(2)
First Amendment dated December 13, 2017 to Distribution Agreement dated May 31, 2017 between the Registrant and Foreside Fund Services, LLC, with respect to RMB International Fund, incorporated by reference to Post-Effective Amendment No. 112 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-17-006668), filed on December 19, 2017.

(e)	(3)
Second Amendment dated May 20, 2019 to Distribution Agreement dated May 31, 2017 between the Registrant and Foreside Fund Services, LLC, with respect to RMB Small Cap Fund and RMB SMID Cap Fund, incorporated by reference to Post-Effective Amendment No. 120 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-19-003746), filed on June 24, 2019.

(e)	(4)
Distribution Agreement Novation dated September 30, 2021 between the Registrant and Foreside Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 125 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-22-003205), filed on April 28, 2022.

(e)	(5)	First Amendment dated [•], 2025 to the Distribution Agreement Novation dated September 30, 2021 between the Registrant and Foreside Fund Services, LLC, with respect to the RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Fund – to be filed by amendment.
(f)		None.
(g)	(1)
Custody Agreement dated December 12, 2017 between the Registrant and U.S. Bank National Association, incorporated by reference to Post-Effective Amendment No. 112 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-17-006668), filed on December 19, 2017.

1

(g)	(2)
First Amendment to the Custody Agreement dated December 12, 2017 between the Registrant and U.S. Bank National Association, incorporated by reference to Post-Effective Amendment No. 120 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-19-003746), filed on June 24, 2019.

(g)	(3)
Second Amendment dated March 7, 2019 to the Custody Agreement dated December 12, 2017 between the Registrant and U.S. Bank National Association, with respect to RMB Small Cap Fund and RMB SMID Cap Fund, incorporated by reference to Post-Effective Amendment No. 120 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-19-003746), filed on June 24, 2019.

(g)	(4)	Third Amendment dated [•], 2025 to the Custody Agreement dated December 12, 2017 between the Registrant and U.S. Bank National Association, with respect to the RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Fund – to be filed by amendment.
(h)	(1)
Transfer Agency and Services Agreement dated June 1, 2005 between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.), incorporated by reference to Post-Effective Amendment No. 79 to the Trust's Registration Statement on Form N-1A (Accession No. 0001003715-06-000170), filed on April 28, 2006.

(h)	(2)
Amendment No. 1 dated July 5, 2006 to the Transfer Agency and Services Agreement dated June 1, 2005 between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.), incorporated by reference to Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N‑1A (Accession No. 0001144204-17-012548), filed on March 2, 2017.

(h)	(3)
Amendment No. 2 dated July 1, 2016 to the Transfer Agency and Services Agreement dated June 1, 2005 between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.), incorporated by reference to Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N‑1A (Accession No. 0001144204-17-012548), filed on March 2, 2017.

(h)	(4)
Amendment No. 3 dated December 13, 2017 to the Transfer Agency and Services Agreement dated June 1, 2005 between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.), with respect to the RMB International Fund, incorporated by reference to Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N‑1A (Accession No. 0000894189-17-006668), filed on December 19, 2017.

(h)	(5)
Amendment No. 4 dated June 12, 2019 to the Transfer Agency and Services Agreement dated June 1, 2015 between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.), with respect to RMB Small Cap Fund and RMB SMID Cap Fund, incorporated by reference to Post-Effective Amendment No. 120 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-19-003746), filed on June 24, 2019.

(h)	(6)	Amendment No. 5 dated [• ], 2025 to the Transfer Agency and Services Agreement dated June 1, 2005 between the Registrant and BNY Mellon Investment Servicing (US) Inc. with respect to RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Municipal Fund – to be filed by amendment.
(h)	(7)
Fund Administration Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N‑1A (Accession No. 0000894189-17-006668), filed on December 19, 2017.

(h)	(8)
First Amendment to the Fund Administration Servicing Agreement dated May 18, 2018 between the Registrant and U.S. Bancorp Fund Services, LLC., incorporated by reference to Post-Effective Amendment No. 122 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-20-003218), filed on April 29, 2020.

(h)	(9)
Second Amendment dated March 7, 2019 to the Fund Administration Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC, with respect to RMB Small Cap Fund and RMB SMID Cap Fund, incorporated by reference to Post-Effective Amendment No. 120 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-19-003746), filed June 24, 2019.

(h)	(10)
Addendum to Fund Administration Servicing Agreement, dated December 20, 2022, incorporated by reference to Post-Effective Amendment No. 126 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-23-003266), filed on April 28, 2023.

(h)	(11)	Third Amendment dated [•], 2025 to the Fund Administration Servicing Agreement, dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC, with respect to the RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Fund – to be filed by amendment.

2

(h)	(12)
Fund Accounting Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N‑1A (Accession No. 0000894189-17-006668), filed on December 19, 2017.

(h)	(13)
First Amendment to the Fund Accounting Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 120 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-19-003746), filed on June 24, 2019.

(h)	(14)
Second Amendment dated March 7, 2019 to the Fund Accounting Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC with respect to RMB Small Cap Fund, RMB SMID Cap Fund, incorporated by reference to Post-Effective Amendment No. 120 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-19-003746), filed on June 24, 2019.

(h)	(15)	Third Amendment dated [•], 2025 to the Fund Accounting Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC, with respect to the RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Fund – to be filed by amendment.
(i)		Legal Opinion of Counsel regarding the RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Municipal Fund – to be filed by amendment.
(j)		Consent of Independent Registered Public Accounting Firm – to be filed by amendment
(k)		Not applicable.
(l)		None.
(m)		Rule 12b-1 Distribution Plan as of June 12, 2025 – filed herewith.
(n)		Rule 18f-3 Multiple Class Plan as of June 12, 2025 – filed herewith.
(o)		Reserved.
(p)	(1)
Code of Ethics applicable to Curi RMB Capital LLC, dated August 2021, incorporated by reference to Post-Effective Amendment No. 125 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-22-003205), filed on April 28, 2022.

(p)	(2)
Code of Ethics applicable to RMB Investors Trust, adopted June 7, 2017, incorporated by reference to Post-Effective Amendment No. 124 to the Trust's Registration Statement on Form N-1A (Accession No. 0000894189-21-002750), filed on April 30, 2021.

(q)
Power-of-Attorney on behalf of Margaret M. Eisen, Peter Borish and Michael A. Vardas, incorporated by reference to Post-Effective Amendment No. 128 to the Trust's Registration Statement on Form N-1A (Accession No.0000894189-25-002979), filed on April 29, 2025.

Item 29. Persons Controlled by or under Common Control with Registrant
To the knowledge of the Registrant, it does not control, is not controlled by, and is not under common control with, any other person.
Item 30. Indemnification
Except for the Agreement and Declaration of Trust, dated August 20, 1998, as amended (the “Declaration of Trust”), establishing the Registrant as a trust under Delaware law, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no trustee or officer will be indemnified against any liability to the Registrant or its shareholders to which the officer or trustee would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.
The Registrant’s trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors or omissions committed in their capacities as such.
Item 31. Business and Other Connections of the Investment Adviser
Curi RMB Capital, LLC serves as the Registrant’s investment adviser (the “Adviser”) with respect to each series of the Registrant. The business of the Adviser is disclosed in the prospectus and the statement of additional information which are part of this post-effective amendment.

3

To the knowledge of the Registrant, none of the directors, officers, or partners of the Adviser are or have been at any time during the Registrant’s past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except as disclosed in this post-effective amendment and including the matters set forth below.

Adviser or Sub-Adviser Personnel	Name and Address of Other Business	Capacity with Other Business
Donald Bechter, President of Adviser	InBankshares, Corp 200 S 2nd Street Raton, NM 87740	Board of Directors
Item 32. Principal Underwriters

(a)    Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. AB Active ETFs, Inc.
2. ABS Long/Short Strategies Fund
3. ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4. ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5. ActivePassive International Equity ETF, Series of Trust for Professional Managers
6. ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7. AdvisorShares Trust
8. AFA Private Credit Fund
9. AGF Investments Trust
10. AIM ETF Products Trust
11. Alexis Practical Tactical ETF, Series of Listed Funds Trust
12. AlphaCentric Prime Meridian Income Fund
13. American Century ETF Trust
14. Amplify ETF Trust
15. Applied Finance Dividend Fund, Series of World Funds Trust
16. Applied Finance Explorer Fund, Series of World Funds Trust
17. Applied Finance Select Fund, Series of World Funds Trust
18. ARK ETF Trust
19. ARK Venture Fund
20. Bitwise Funds Trust
21. BondBloxx ETF Trust
22. Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
23. Bridgeway Funds, Inc.
24. Brinker Capital Destinations Trust
25. Brookfield Real Assets Income Fund Inc.
26. Build Funds Trust
27. Calamos Convertible and High Income Fund
28. Calamos Convertible Opportunities and Income Fund
29. Calamos Dynamic Convertible and Income Fund
30. Calamos Global Dynamic Income Fund
31. Calamos Global Total Return Fund
32. Calamos Strategic Total Return Fund
33. Carlyle Tactical Private Credit Fund
34. Cascade Private Capital Fund
35. Catalyst Strategic Income Opportunities Fund
36. CBRE Global Real Estate Income Fund
37. Center Coast Brookfield MLP & Energy Infrastructure Fund
38. Clifford Capital Partners Fund, Series of World Funds Trust
39. Cliffwater Corporate Lending Fund
40. Cliffwater Enhanced Lending Fund

4

41. Cohen & Steers ETF Trust
42. Cohen & Steers Infrastructure Fund, Inc.
43. Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
44. CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
45. CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
46. Curasset Capital Management Core Bond Fund, Series of World Funds Trust
47. Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
48. CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
49. Davis Fundamental ETF Trust
50. Defiance Connective Technologies ETF, Series of ETF Series Solutions
51. Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
52. Defiance Next Gen H2 ETF, Series of ETF Series Solutions
53. Defiance Quantum ETF, Series of ETF Series Solutions
54. Denali Structured Return Strategy Fund
55. Dividend Performers ETF, Series of Listed Funds Trust
56. Dodge & Cox Funds
57. DoubleLine ETF Trust
58. DoubleLine Income Solutions Fund
59. DoubleLine Opportunistic Credit Fund
60. DoubleLine Yield Opportunities Fund
61. DriveWealth ETF Trust
62. EIP Investment Trust
63. Ellington Income Opportunities Fund
64. ETF Opportunities Trust
65. Evanston Alternative Opportunities Fund
66. Exchange Listed Funds Trust
67. Exchange Place Advisors Trust
68. FlexShares Trust
69. Forum Funds
70. Forum Funds II
71. Forum Real Estate Income Fund
72. Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
73. Grayscale Funds Trust
74. Guinness Atkinson Funds
75. Harbor ETF Trust
76. Harris Oakmark ETF Trust
77. Hawaiian Tax-Free Trust
78. Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
79. Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
80. Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
81. Horizon Kinetics Medical ETF, Series of Listed Funds Trust
82. Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
83. IDX Funds
84. Innovator ETFs Trust
85. Ironwood Institutional Multi-Strategy Fund LLC
86. Ironwood Multi-Strategy Fund LLC
87. Jensen Quality Growth ETF, Series of Trust for Professional Managers
88. John Hancock Exchange-Traded Fund Trust
89. Kurv ETF Trust
90. LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
91. Mairs & Power Balanced Fund, Series of Trust for Professional Managers
92. Mairs & Power Growth Fund, Series of Trust for Professional Managers
93. Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
94. Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
95. Manor Investment Funds

5

96. Milliman Variable Insurance Trust
97. Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
98. Morgan Stanley ETF Trust
99. Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
100. Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
101. Morningstar Funds Trust
102. Mutual of America Investment Corporation
103. NEOS ETF Trust
104. Niagara Income Opportunities Fund
105. NXG Cushing® Midstream Energy Fund
106. NXG NextGen Infrastructure Income Fund
107. Opal Dividend Income ETF, Series of Listed Funds Trust
108. OTG Latin American Fund, Series of World Funds Trust
109. Overlay Shares Core Bond ETF, Series of Listed Funds Trust
110. Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
111. Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
112. Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
113. Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
114. Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
115. Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
116. Palmer Square Funds Trust
117. Palmer Square Opportunistic Income Fund
118. Partners Group Private Income Opportunities, LLC
119. Performance Trust Mutual Funds, Series of Trust for Professional Managers
120. Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
121. Perkins Discovery Fund, Series of World Funds Trust
122. Philotimo Focused Growth and Income Fund, Series of World Funds Trust
123. Plan Investment Fund, Inc.
124. Point Bridge America First ETF, Series of ETF Series Solutions
125. Precidian ETFs Trust
126. Preferred-Plus ETF, Series of Listed Funds Trust
127. Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
128. Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
129. Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
130. Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
131. Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
132. Renaissance Capital Greenwich Funds
133. Reynolds Funds, Inc.
134. RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
135. RiverNorth Patriot ETF, Series of Listed Funds Trust
136. RMB Investors Trust
137. Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
138. Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
139. Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
140. Roundhill Cannabis ETF, Series of Listed Funds Trust
141. Roundhill ETF Trust
142. Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
143. Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
144. Roundhill Video Games ETF, Series of Listed Funds Trust
145. Rule One Fund, Series of World Funds Trust
146. Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
147. Six Circles Trust
148. Sound Shore Fund, Inc.
149. SP Funds Trust
150. Sparrow Funds

6

151. Spear Alpha ETF, Series of Listed Funds Trust
152. STF Tactical Growth & Income ETF, Series of Listed Funds Trust
153. STF Tactical Growth ETF, Series of Listed Funds Trust
154. Strategic Trust
155. Strategy Shares
156. Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
157. Tekla World Healthcare Fund
158. Tema ETF Trust
159. The 2023 ETF Series Trust
160. The 2023 ETF Series Trust II
161. The Cook & Bynum Fund, Series of World Funds Trust
162. The Community Development Fund
163. The Finite Solar Finance Fund
164. The Private Shares Fund
165. The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166. Third Avenue Trust
167. Third Avenue Variable Series Trust
168. Tidal ETF Trust
169. Tidal Trust II
170. Tidal Trust III
171. TIFF Investment Program
172. Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
173. Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174. Timothy Plan International ETF, Series of The Timothy Plan
175. Timothy Plan Market Neutral ETF, Series of The Timothy Plan
176. Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
177. Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
178. Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
179. Total Fund Solution
180. Touchstone ETF Trust
181. T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
182. T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
183. T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
184. T-Rex 2x Long Ether Daily Target ETF
185. TrueShares Active Yield ETF, Series of Listed Funds Trust
186. TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
187. TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
188. TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
189. TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
190. TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
191. TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
192. TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
193. TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
194. TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
195. TrueShares Structured Outcome (May) ETF, Listed Funds Trust
196. TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
197. TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
198. TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
199. TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
200. U.S. Global Investors Funds
201. Union Street Partners Value Fund, Series of World Funds Trust
202. Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
203. Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
204. Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
205. Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust

7

206. Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
207. Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
208. VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
209. VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
210. VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
211. VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
212. VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
213. VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
214. VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
215. VictoryShares Free Cash Flow Growth ETF, Series of Victory Portfolios II
216. VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II
217. VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
218. VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
219. VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
220. VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
221. VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
222. VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
223. VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
224. VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
225. VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
226. VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227. VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
228. VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
229. VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
230. VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
231. VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
232. VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
233. VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
234. VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
235. VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
236. Virtus Stone Harbor Emerging Markets Income Fund
237. Volatility Shares Trust
238. WEBs ETF Trust
239. Wellington Global Multi-Strategy Fund
240. West Loop Realty Fund, Series of Investment Managers Series Trust
241. Wilshire Mutual Funds, Inc.
242. Wilshire Variable Insurance Trust
243. WisdomTree Digital Trust
244. WisdomTree Trust
245. XAI Octagon Floating Rate & Alternative Income Term Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

8

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Alicia Strout	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.
Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Curi RMB Capital, LLC One North Wacker Drive, Suite 3500 Chicago, Illinois 60606
Registrant’s Custodian	U.S. Bank National Association 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Transfer Agent and Dividend Paying Agent	BNY Mellon Asset Servicing 500 Ross Street 154-0520 Pittsburgh, Pennsylvania 15262
Registrant’s Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Suite 302 Milwaukee, Wisconsin 53202
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Item 34. Management Services
The Registrant has not entered into any management-related service contracts not discussed in Part A or B of this Registration Statement.
Item 35. Undertakings
Not applicable.

9

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 17th day of June, 2025.

RMB Investors Trust (Registrant) By: /s/ Christopher Graff Christopher Graff President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 129 to the Registration Statement on Form N-lA has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature and Name	Title	Date

/s/ Christopher M. Graff Christopher M. Graff	President	June 17, 2025

/s/ Maher A. Harb Maher A. Harb	Chief Financial Officer and Treasurer	June 17, 2025

/s/ Peter Borish* Peter Borish	Trustee	June 17, 2025

/s/ Margaret M. Eisen* Margaret M. Eisen	Trustee	June 17, 2025

/s/ Michael A. Vardas* Michael A. Vardas	Trustee	June 17, 2025

*By: /s/Maher A. Harb		June 17, 2025

Maher A. Harb, Attorney-in-fact pursuant to powers of attorney previously filed as exhibit (q).

EXHIBIT LIST

Exhibit Number	Description
(m)	Rule 12b-1 Distribution Plan as of June 12, 2025
(n)	Rule 18f-3 Multiple Class Plan as of June 12, 2025